Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
China — 100.1%
Communication Services — 0.7%
China South Publishing & Media Group, Cl A	9,100	$13,126
G-bits Network Technology Xiamen, Cl A	600	27,129
		40,255
Consumer Discretionary — 16.8%
Changchun Faway Automobile Components, Cl A	7,500	9,062
Chongqing Department Store, Cl A	2,600	8,887
Chongqing Zongshen Power Machinery, Cl A	8,700	7,469
FAWER Automotive Parts, Cl A	9,000	5,724
Fuyao Glass Industry Group, Cl A	20,300	102,896
Gree Electric Appliances of Zhuhai, Cl A	57,100	266,731
Guangdong Xinbao Electrical Appliances Holdings, Cl A	4,200	10,107
Guangzhou Automobile Group, Cl A	28,000	44,638
Hisense Home Appliances Group, Cl A	5,800	11,040
Huayu Automotive Systems, Cl A	20,000	50,095
IKD, Cl A	4,500	11,844
KingClean Electric, Cl A	1,500	6,079
Midea Group, Cl A	44,300	331,665
Ningbo Huaxiang Electronic, Cl A	6,200	12,456
Wuchan Zhongda Group, Cl A	39,500	27,461
Zhejiang Supor, Cl A	2,100	15,012
Zhejiang Wanfeng Auto Wheel, Cl A *	19,400	16,683
Zhejiang Weixing Industrial Development, Cl A	7,900	11,555
		949,404
Consumer Staples — 8.5%
Heilongjiang Agriculture, Cl A	9,100	18,098
Henan Shuanghui Investment & Development, Cl A	13,200	49,470
Jiangsu Yanghe Brewery JSC, Cl A	7,700	178,621
Meihua Holdings Group, Cl A	27,000	39,726
Shanghai Flyco Electrical Appliance, Cl A	600	5,839
Tongwei, Cl A	34,200	190,701
		482,455
Energy — 4.6%
China Shenhua Energy, Cl A	41,800	166,865
Shanxi Lu’an Environmental Energy Development, Cl A	15,200	37,018
Yankuang Energy Group, Cl A	11,600	56,300
		260,183
Financials — 35.7%
Agricultural Bank of China, Cl A	404,100	169,960
Bank of China, Cl A	266,800	121,854
Bank of Communications, Cl A	347,800	238,273
China Construction Bank, Cl A	85,100	69,247
China Merchants Bank, Cl A	65,500	352,736

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Industrial & Commercial Bank of China, Cl A	443,700	$278,321
Industrial Bank, Cl A	121,400	308,639
Ping An Bank, Cl A	122,900	233,762
Postal Savings Bank of China, Cl A	137,800	92,015
Shanghai Pudong Development Bank, Cl A	148,700	156,462
		2,021,269
Health Care — 4.0%
Anhui Anke Biotechnology Group, Cl A	14,900	20,157
China Animal Healthcare *(A)	4,000	–
Hubei Jumpcan Pharmaceutical, Cl A	4,700	18,491
Jointown Pharmaceutical Group, Cl A	11,900	22,428
Shandong Buchang Pharmaceuticals, Cl A	7,000	21,256
Sichuan Kelun Pharmaceutical, Cl A	13,400	51,537
Sunflower Pharmaceutical Group, Cl A	3,800	12,731
Wuhan Easydiagnosis Biomedicine, Cl A	1,000	8,277
Yunnan Baiyao Group, Cl A	9,100	71,497
		226,374
Industrials — 16.6%
Anhui Construction Engineering Group, Cl A	15,200	10,545
China Railway Group, Cl A	130,100	104,549
China State Construction Engineering, Cl A	265,400	208,289
CNPC Capital, Cl A	32,100	25,842
CRRC, Cl A	154,000	113,739
Daqin Railway, Cl A	75,300	72,700
Hangcha Group, Cl A	4,400	10,690
Hefei Meiya Optoelectronic Technology, Cl A	4,500	15,544
Jiangsu Guotai International Group, Cl A	12,400	15,234
Jingjin Equipment, Cl A	3,700	15,765
Shanghai International Port Group, Cl A	38,400	29,637
Shanghai Pudong Construction, Cl A	8,700	8,475
Shanghai Tunnel Engineering, Cl A	27,900	21,251
Shenzhen Tagen Group, Cl A	16,600	13,100
Sichuan Road & Bridge, Cl A	23,700	38,091
Sinotrans, Cl A	20,000	11,100
Tian Di Science & Technology, Cl A	21,000	15,783
XCMG Construction Machinery, Cl A	74,800	54,812
Xiamen C & D, Cl A	19,100	37,682
Xiamen ITG Group, Cl A	17,800	18,369
Xiamen Xiangyu, Cl A	14,300	21,226
Zhejiang Chint Electrics, Cl A	13,700	54,849
Zhejiang Weixing New Building Materials, Cl A	8,100	24,983
		942,255
Information Technology — 3.1%
Avary Holding Shenzhen, Cl A	8,900	35,297
China Railway Signal & Communication, Cl A	32,714	22,648
Foxconn Industrial Internet, Cl A	50,300	66,739

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Hanergy Thin Film Power Group *(A)	65,064	$–
Olympic Circuit Technology	2,700	5,612
Universal Scientific Industrial Shanghai, Cl A	8,400	19,704
Yangling Metron New Material, Cl A	2,400	17,052
Zhejiang Jiecang Linear Motion Technology, Cl A	2,500	9,236
		176,288
Materials — 1.4%
Anhui Jinhe Industrial, Cl A	4,300	20,199
China Lumena New Materials *(A)	718	–
Gansu Qilianshan Cement Group, Cl A	7,900	11,338
Huaibei Mining Holdings, Cl A	12,600	23,310
Nantong Jiangshan Agrochemical & Chemical, Cl A	2,200	14,016
Shanghai Zijiang Enterprise Group, Cl A	15,400	11,129
Tianhe Chemicals Group *(A)	40,000	–
		79,992
Real Estate — 5.5%
China Vanke, Cl A	86,200	226,749
Gemdale, Cl A	39,900	58,995
Hangzhou Binjiang Real Estate Group, Cl A	15,800	20,164
Rongan Property, Cl A	12,100	5,159
		311,067
Utilities — 3.2%
China National Nuclear Power, Cl A	119,300	103,456
Fujian Funeng, Cl A	9,900	15,139
SDIC Power Holdings, Cl A	37,800	59,168
		177,763
TOTAL CHINA		5,667,305

TOTAL COMMON STOCK
(Cost $5,958,315)		5,667,305

TOTAL INVESTMENTS — 100.1%
(Cost $5,958,315)		5,667,305
OTHER ASSETS LESS LIABILITIES – (0.1)%		(4,217)
NET ASSETS – 100%		$5,663,088

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

JSC — Joint-Stock Company

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Leaders 100 Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$40,255	$–	$–		$40,255
Consumer Discretionary	904,766	44,638	–		949,404
Consumer Staples	482,455	–	–		482,455
Energy	260,183	–	–		260,183
Financials	2,021,269	–	–		2,021,269
Health Care	226,374	–	–	‡‡	226,374
Industrials	942,255	–	–		942,255
Information Technology	176,288	–	–	‡‡	176,288
Materials	79,992	–	–	‡‡	79,992
Real Estate	311,067	–	–		311,067
Utilities	177,763	–	–		177,763
Total Common Stock	5,622,667	44,638	–		5,667,305
Total Investments in Securities	$5,622,667	$44,638	$–		$5,667,305

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1900

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
China — 100.1%
Communication Services — 41.9%
Autohome ADR	2,572,965	$78,732,729
Baidu, Cl A *	17,146,284	245,387,853
Bilibili, Cl Z *	9,952,344	238,194,717
China Literature *	16,831,600	65,342,825
iQIYI ADR *(A)	13,579,029	71,968,854
JOYY ADR	1,696,786	53,601,470
Kanzhun ADR *	11,814,312	240,657,535
Kingsoft	36,176,600	120,975,696
Kuaishou Technology, Cl B *	32,405,100	294,990,020
NetEase	18,355,805	269,282,913
Tencent Holdings	16,201,275	693,306,921
Tencent Music Entertainment Group ADR *	35,448,348	293,512,321
Weibo ADR *	3,323,517	63,545,645
		2,729,499,499
Consumer Discretionary — 46.4%
Alibaba Group Holding *	48,905,964	540,444,128
Alibaba Health Information Technology *	189,958,000	161,848,660
Dada Nexus ADR *	3,468,057	24,172,357
JD Health International *	25,456,900	232,717,675
JD.com, Cl A *	14,610,240	412,196,734
Meituan, Cl B *	23,501,700	526,043,984
Pinduoduo ADR *	4,473,279	364,795,902
Ping An Healthcare and Technology *(A)	19,748,800	53,895,213
TAL Education Group ADR *	17,622,899	124,241,438
Tongcheng Travel Holdings *	46,223,800	111,222,104
Trip.com Group *	7,601,600	266,471,632
Vipshop Holdings ADR *	14,500,474	197,786,465
		3,015,836,292
Financials — 3.3%
360 DigiTech ADR	4,204,422	85,602,032
Lufax Holding ADR	31,076,220	60,287,867
ZhongAn Online P&C Insurance, Cl H *(A)	24,486,400	67,451,758
		213,341,657
Industrials — 3.8%
Full Truck Alliance ADR *	30,807,471	246,459,768

Information Technology — 1.3%
Chindata Group Holdings ADR *	6,223,493	49,601,239
Ming Yuan Cloud Group Holdings (A)	39,681,000	35,690,251
		85,291,490

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.4%
KE Holdings ADR *	15,930,941	$222,395,936

TOTAL CHINA		6,512,824,642

TOTAL COMMON STOCK
(Cost $7,822,897,143)		6,512,824,642

SHORT-TERM INVESTMENT — 1.1%
Invesco Government & Agency Portfolio, Cl Institutional, 4.220% (B)(C)	69,616,234	69,616,234
TOTAL SHORT-TERM INVESTMENT
(Cost $69,616,234)		69,616,234

TOTAL INVESTMENTS — 101.2%
(Cost $7,892,513,377)		6,582,440,876
OTHER ASSETS LESS LIABILITIES – (1.2)%		(78,962,844)
NET ASSETS – 100%		$6,503,478,032

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $66,445,833.
(B)	The rate shown is the 7-day effective yield as of December 31, 2022.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2022 was $69,616,234.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1900

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
China — 99.6%
Communication Services — 1.2%
China United Network Communications, Cl A	4,984,500	$3,227,495
Focus Media Information Technology, Cl A	2,324,702	2,244,450
		5,471,945
Consumer Discretionary — 6.4%
BYD, Cl A	414,189	15,383,214
China Tourism Group Duty Free, Cl A	446,132	13,929,756
		29,312,970
Consumer Staples — 16.2%
Foshan Haitian Flavouring & Food, Cl A	418,920	4,819,589
Inner Mongolia Yili Industrial Group, Cl A	693,012	3,105,050
Jiangsu Yanghe Brewery JSC, Cl A	163,022	3,781,702
Kweichow Moutai, Cl A	136,189	33,993,858
Luzhou Laojiao, Cl A	159,646	5,175,051
Muyuan Foods, Cl A	576,345	4,060,909
Shanxi Xinghuacun Fen Wine Factory, Cl A	132,316	5,450,145
Tongwei, Cl A	487,493	2,718,296
Wuliangye Yibin, Cl A	421,079	10,996,736
		74,101,336
Energy — 2.9%
China Shenhua Energy, Cl A	1,694,647	6,765,019
Shaanxi Coal Industry, Cl A	2,490,716	6,688,612
		13,453,631
Financials — 18.4%
Agricultural Bank of China, Cl A	13,444,407	5,654,585
Bank of Communications, Cl A	6,198,699	4,246,635
Bank of Ningbo, Cl A	1,043,718	4,895,127
China Merchants Bank, Cl A	3,257,758	17,543,965
China Pacific Insurance Group, Cl A	1,079,114	3,824,317
CITIC Securities, Cl A	1,933,922	5,565,142
East Money Information, Cl A	2,086,794	5,851,232
Industrial & Commercial Bank of China, Cl A	9,935,026	6,231,963
Industrial Bank, Cl A	3,280,722	8,340,678
Ping An Bank, Cl A	3,064,671	5,829,158
Ping An Insurance Group of China, Cl A	1,710,698	11,620,834
Shanghai Pudong Development Bank, Cl A	4,635,446	4,877,407
		84,481,043
Health Care — 9.4%
Aier Eye Hospital Group, Cl A	1,520,167	6,826,507
Chongqing Zhifei Biological Products, Cl A	345,670	4,388,041
Jiangsu Hengrui Pharmaceuticals, Cl A	1,380,639	7,688,564
Shenzhen Mindray Bio-Medical Electronics, Cl A	262,394	11,983,008
WuXi AppTec, Cl A	555,182	6,499,597

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhangzhou Pientzehuang Pharmaceutical, Cl A	130,450	$5,438,709
		42,824,426
Industrials — 16.5%
China State Construction Engineering, Cl A	10,390,358	8,154,483
Contemporary Amperex Technology, Cl A	604,653	34,381,810
COSCO SHIPPING Holdings, Cl A	3,155,960	4,693,674
Eve Energy, Cl A	500,369	6,356,900
NARI Technology, Cl A	1,658,736	5,849,694
SF Holding, Cl A	1,212,959	10,126,034
Sungrow Power Supply, Cl A	368,038	5,947,036
		75,509,631
Information Technology — 12.4%
BOE Technology Group, Cl A	21,928,945	10,712,739
LONGi Green Energy Technology, Cl A *	4,432,291	27,072,221
Luxshare Precision Industry, Cl A	4,142,250	19,008,424
		56,793,384
Materials — 11.2%
Wanhua Chemical Group, Cl A	1,662,077	22,256,796
Yunnan Energy New Material, Cl A	553,343	10,500,069
Zijin Mining Group, Cl A	12,768,092	18,454,067
		51,210,932
Real Estate — 1.8%
China Vanke, Cl A	1,542,700	4,058,064
Poly Developments and Holdings Group, Cl A	1,899,177	4,153,082
		8,211,146
Utilities — 3.2%
China Three Gorges Renewables Group, Cl A	4,525,600	3,695,649
China Yangtze Power, Cl A	3,602,394	10,933,937
		14,629,586
TOTAL CHINA		456,000,030

TOTAL COMMON STOCK
(Cost $543,989,430)		456,000,030

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡(A)	66,139	–

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
RIGHT — continued
TOTAL CHINA		$–
TOTAL RIGHT
(Cost $–)		–

TOTAL INVESTMENTS — 99.6%
(Cost $543,989,430)		456,000,030
OTHER ASSETS LESS LIABILITIES – 0.4%		1,921,456
NET ASSETS – 100%		$457,921,486

‡‡	Expiration date not available.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$456,000,030	$–	$–		$456,000,030
Total Common Stock	456,000,030	–	–		456,000,030
Right	–	–	–	‡‡	–
Total Investments in Securities	$456,000,030	$–	$–		$456,000,030

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1800

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount (A)	Value
GLOBAL BONDS — 74.6%
China — 74.6%
Agricultural Development Bank of China
3.350%, 03/24/2026	$930,000	$137,050
3.060%, 08/05/2023	3,500,000	508,740
China Development Bank
4.040%, 04/10/2027	1,650,000	249,883
4.040%, 07/06/2028	1,650,000	252,064
3.430%, 01/14/2027	3,450,000	509,344
3.300%, 03/03/2026	2,360,000	348,016
3.090%, 06/18/2030	820,000	118,850
China Government Bond
4.080%, 10/22/2048	1,190,000	196,819
4.050%, 07/24/2047	930,000	151,771
3.530%, 10/18/2051	2,700,000	409,805
3.320%, 04/15/2052	4,000,000	590,127
3.290%, 05/23/2029	1,600,000	239,069
3.020%, 10/22/2025	2,500,000	366,675
2.800%, 03/24/2029	4,000,000	578,420
2.760%, 05/15/2032	4,300,000	615,646
2.750%, 06/15/2029	4,000,000	576,223
2.690%, 08/15/2032	4,500,000	640,342
2.680%, 05/21/2030	1,800,000	256,621
2.500%, 07/25/2027	4,300,000	615,662
2.480%, 04/15/2027	4,500,000	644,224
2.370%, 01/20/2027	4,400,000	628,978
2.260%, 02/24/2025	3,000,000	431,474
2.180%, 08/25/2025	4,500,000	646,073
1.990%, 04/09/2025	1,710,000	244,667
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	156,434
3.230%, 03/23/2030	1,160,000	169,773
3.180%, 03/11/2032	1,000,000	145,879
2.930%, 03/02/2025	1,240,000	180,646
		10,609,275
TOTAL GLOBAL BONDS
(Cost $10,815,183)		10,609,275

CORPORATE OBLIGATIONS — 16.9%
CHINA — 13.9%
Basic Materials — 4.1%
China Baowu Steel Group, MTN
2.370%, 05/22/2023	4,000,000	577,766

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Bloomberg China Bond Inclusion Index ETF

	Face Amount(A)	Value
CORPORATE OBLIGATIONS — continued
Consumer, Cyclical — 4.0%
Zhejiang Geely Holding Group, MTN
3.300%, 03/28/2025	$4,000,000	$567,233

Utilities — 5.8%
China Southern Power Grid, MTN
3.300%, 01/17/2023	1,500,000	216,849
State Grid Corp of China, MTN
2.880%, 08/30/2027	4,300,000	610,649
		827,498
TOTAL CHINA		1,972,497

SUPRANATIONAL — 3.0%
Government — 3.0%
New Development Bank
2.450%, 01/27/2025	3,000,000	427,867

TOTAL CORPORATE OBLIGATIONS
(Cost $2,468,567)		2,400,364

TOTAL INVESTMENTS — 91.5%
(Cost $13,283,750)		13,009,639
OTHER ASSETS LESS LIABILITIES – 8.5%		1,203,004
NET ASSETS – 100%		$14,212,643

(A)	In CNY unless otherwise indicated.

MTN — Medium Term Note

As of December 31, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1700

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.6% ‡
China — 99.1%
Communication Services — 11.5%
Autohome ADR	319	$9,762
Baidu, Cl A *	4,150	59,392
Bilibili, Cl Z *	780	18,668
Focus Media Information Technology, Cl A	17,700	17,089
iQIYI ADR *	1,639	8,687
JOYY ADR	326	10,298
Kingsoft	9,000	30,096
Oriental Pearl Group, Cl A	13,440	12,918
Tencent Holdings	9,658	413,298
Tencent Music Entertainment Group ADR *	2,256	18,680
Weibo ADR *	596	11,396
		610,284
Consumer Discretionary — 22.2%
Alibaba Group Holding *	25,824	285,373
Alibaba Health Information Technology *	12,000	10,224
ANTA Sports Products	2,800	36,700
BYD, Cl A	1,400	51,997
BYD, Cl H	2,000	49,353
China Grand Automotive Services Group, Cl A *	4,700	1,426
China Tourism Group Duty Free, Cl A	1,400	43,713
Chongqing Changan Automobile, Cl A	17,338	30,848
Dongfeng Motor Group, Cl H	10,000	5,740
Fuyao Glass Industry Group, Cl A	5,100	25,851
Geely Automobile Holdings	14,000	20,449
Great Wall Motor, Cl H	10,500	13,668
Guangzhou Automobile Group, Cl H	12,000	8,087
H World Group ADR *	483	20,489
Haier Smart Home, Cl A	5,200	18,383
Haier Smart Home, Cl H	7,000	23,857
Huayu Automotive Systems, Cl A	2,800	7,013
JD.com, Cl A *	3,422	96,539
Meituan, Cl B *	6,800	152,206
New Oriental Education & Technology Group *	3,600	13,145
NIO ADR *	2,849	27,778
Pinduoduo ADR *	858	69,970
SAIC Motor, Cl A	7,057	14,698
Shenzhen Overseas Chinese Town, Cl A	16,900	13,019
Shenzhou International Group Holdings	2,300	25,873
TAL Education Group ADR *	1,775	12,514
Trip.com Group ADR *	1,198	41,211
Vipshop Holdings ADR *	1,138	15,522
Yum China Holdings	754	41,206
		1,176,852

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 10.6%
Anhui Gujing Distillery, Cl A	800	$30,861
China Mengniu Dairy	8,000	36,285
China Resources Beer Holdings	4,000	27,957
Foshan Haitian Flavouring & Food, Cl A	2,979	34,270
Guangdong Haid Group, Cl A	3,100	27,658
Henan Shuanghui Investment & Development, Cl A	3,100	11,618
Inner Mongolia Yili Industrial Group, Cl A	4,700	21,058
Jiangsu Yanghe Brewery JSC, Cl A	1,000	23,197
Kweichow Moutai, Cl A	700	174,726
Luzhou Laojiao, Cl A	1,400	45,382
Muyuan Foods, Cl A	5,302	37,358
New Hope Liuhe, Cl A *	8,400	15,674
Shanxi Xinghuacun Fen Wine Factory, Cl A	1,060	43,662
Tingyi Cayman Islands Holding	8,000	14,124
Want Want China Holdings	14,000	9,363
Yonghui Superstores, Cl A	11,000	5,803
		558,996
Energy — 3.4%
China Oilfield Services, Cl H	10,000	12,159
China Petroleum & Chemical, Cl A	28,900	18,212
China Petroleum & Chemical, Cl H	60,500	29,223
China Shenhua Energy, Cl H	7,000	20,224
Offshore Oil Engineering, Cl A	10,900	9,547
PetroChina, Cl A	13,700	9,841
PetroChina, Cl H	43,984	20,119
Shaanxi Coal Industry, Cl A	7,400	19,872
Shanxi Lu’an Environmental Energy Development, Cl A	4,600	11,203
Yankuang Energy Group, Cl H	10,000	30,493
		180,893
Financials — 21.4%
Agricultural Bank of China, Cl A	54,500	22,922
Agricultural Bank of China, Cl H	65,397	22,455
AVIC Industry-Finance Holdings, Cl A	13,100	6,210
Bank of Beijing, Cl A	17,300	10,777
Bank of China, Cl A	21,200	9,683
Bank of China, Cl H	150,396	54,725
Bank of Communications, Cl A	27,100	18,566
Bank of Communications, Cl H	20,000	11,506
Bank of Hangzhou, Cl A	8,800	16,636
Bank of Jiangsu, Cl A	13,800	14,540
Bank of Nanjing, Cl A	8,600	12,952
Bank of Ningbo, Cl A	4,500	21,105
Bank of Shanghai, Cl A	11,404	9,741
Changjiang Securities, Cl A	12,800	9,861
China Cinda Asset Management, Cl H	62,504	8,649
China CITIC Bank, Cl H	20,000	8,866
China Construction Bank, Cl A	7,200	5,859

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Construction Bank, Cl H	173,000	$108,389
China Everbright Bank, Cl A	33,900	15,042
China Galaxy Securities, Cl H	23,000	11,228
China Life Insurance, Cl H	14,483	24,865
China Merchants Bank, Cl A	11,200	60,315
China Merchants Bank, Cl H	8,500	47,537
China Merchants Securities, Cl A	5,900	11,342
China Minsheng Banking, Cl A	31,400	15,657
China Minsheng Banking, Cl H	17,500	6,054
China Pacific Insurance Group, Cl A	4,500	15,948
China Pacific Insurance Group, Cl H	6,600	14,697
China Taiping Insurance Holdings	12,600	15,692
CITIC Securities, Cl A	9,845	28,330
CITIC Securities, Cl H	5,000	10,109
Everbright Securities, Cl A	6,400	13,755
Far East Horizon	9,000	7,034
Founder Securities, Cl A	10,400	9,590
GF Securities, Cl A	6,100	13,657
GF Securities, Cl H	9,200	13,225
Guosen Securities, Cl A	6,700	8,599
Guotai Junan Securities, Cl A	5,000	9,821
Haitong Securities, Cl A	7,800	9,797
Huatai Securities, Cl A	7,400	13,626
Huatai Securities, Cl H	5,600	6,407
Huaxia Bank, Cl A	11,300	8,476
Industrial & Commercial Bank of China, Cl A	41,700	26,157
Industrial & Commercial Bank of China, Cl H	133,441	68,730
Industrial Bank, Cl A	12,500	31,779
Industrial Securities, Cl A	17,069	14,161
New China Life Insurance, Cl A	2,500	10,869
New China Life Insurance, Cl H	2,200	5,384
Orient Securities, Cl A	8,700	11,241
People’s Insurance Group of China, Cl H	33,452	11,101
PICC Property & Casualty, Cl H	17,510	16,624
Ping An Bank, Cl A	12,391	23,568
Ping An Insurance Group of China, Cl A	6,300	42,796
Ping An Insurance Group of China, Cl H	11,500	76,102
Shanghai Pudong Development Bank, Cl A	17,800	18,729
Shenwan Hongyuan Group, Cl A	20,200	11,620
		1,133,106
Health Care — 6.3%
3SBio	7,000	7,444
Beijing Tongrentang, Cl A	1,244	8,033
Changchun High & New Technology Industry Group, Cl A	800	19,246
China Medical System Holdings	6,000	9,440
China Traditional Chinese Medicine Holdings	12,000	5,458
CSPC Pharmaceutical Group	27,520	28,913

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Dong-E-E-Jiao, Cl A	1,900	$11,177
Genscript Biotech *	8,000	25,471
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,400	6,028
Huadong Medicine, Cl A	1,780	12,040
Hualan Biological Engineering, Cl A	3,680	12,037
Jiangsu Hengrui Pharmaceuticals, Cl A	3,516	19,580
Meinian Onehealth Healthcare Holdings, Cl A *	8,260	7,318
Shanghai Fosun Pharmaceutical Group, Cl A	2,400	12,224
Shanghai Fosun Pharmaceutical Group, Cl H	2,000	6,406
Shanghai Pharmaceuticals Holding, Cl A	4,600	11,854
Sichuan Kelun Pharmaceutical, Cl A	2,900	11,153
Sinopharm Group, Cl H	4,000	10,168
Tonghua Dongbao Pharmaceutical, Cl A	9,100	12,074
Wuxi Biologics Cayman *	7,000	53,678
Yunnan Baiyao Group, Cl A	1,240	9,742
Zai Lab ADR *	227	6,969
Zhangzhou Pientzehuang Pharmaceutical, Cl A	400	16,677
Zhejiang NHU, Cl A	4,332	11,740
		334,870
Industrials — 6.6%
AECC Aviation Power, Cl A	2,400	14,666
AVIC Electromechanical Systems, Cl A	4,000	5,810
Beijing Capital International Airport, Cl H *	8,000	5,853
China Conch Venture Holdings	5,000	10,865
China Eastern Airlines, Cl A *	15,100	12,069
China Energy Engineering, Cl A	49,337	16,330
China Everbright Environment Group	28,323	12,665
China Merchants Port Holdings	10,734	15,733
China Railway Group, Cl H	14,000	7,390
China Southern Airlines, Cl A *	14,300	15,708
CITIC	14,780	15,604
COSCO SHIPPING Holdings, Cl A	15,120	22,487
Daqin Railway, Cl A	9,500	9,172
Fosun International	7,000	5,704
Guangzhou Baiyun International Airport, Cl A *	12,100	26,250
Jiangsu Expressway, Cl H	10,000	9,135
Metallurgical Corp of China, Cl A	25,000	11,490
Power Construction Corp of China, Cl A	11,400	11,666
Sany Heavy Industry, Cl A	8,400	19,182
Shanghai International Airport, Cl A *	1,000	8,341
Shanghai International Port Group, Cl A	7,600	5,866
Shenzhen International Holdings	9,423	9,248
Weichai Power, Cl A	10,588	15,579
Xinjiang Goldwind Science & Technology, Cl A	6,449	10,253
Zhejiang Chint Electrics, Cl A	2,300	9,208
Zhuzhou CRRC Times Electric, Cl H	1,900	9,433
Zoomlion Heavy Industry Science and Technology, Cl A	9,800	7,705

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ZTO Express Cayman ADR *	875	$23,511
		346,923
Information Technology — 6.0%
AAC Technologies Holdings *	3,500	8,000
Aisino, Cl A	1,500	2,257
BOE Technology Group, Cl A	29,500	14,411
DHC Software, Cl A	9,900	8,099
GDS Holdings, Cl A *	5,900	15,497
Hanergy Thin Film Power Group *(A)	4,364	–
Hengtong Optic-electric, Cl A	6,400	13,931
Iflytek, Cl A	2,000	9,490
Kingboard Holdings	3,000	9,551
Kingdee International Software Group *	10,000	21,448
Lenovo Group	20,000	16,426
LONGi Green Energy Technology, Cl A *	6,029	36,824
Luxshare Precision Industry, Cl A	7,274	33,380
NavInfo, Cl A	4,100	6,530
OFILM Group, Cl A *	8,182	5,570
Sanan Optoelectronics, Cl A	10,200	25,298
Sunny Optical Technology Group	1,800	21,413
Tianma Microelectronics, Cl A	3,900	4,881
TravelSky Technology, Cl H	4,000	8,456
Unigroup Guoxin Microelectronics, Cl A	1,420	27,054
Yonyou Network Technology, Cl A	3,225	11,266
Zhejiang Dahua Technology, Cl A	3,300	5,394
ZTE, Cl H	4,600	10,137
		315,313
Materials — 4.2%
Anhui Conch Cement, Cl A	2,300	9,102
Anhui Conch Cement, Cl H	4,000	13,991
Baoshan Iron & Steel, Cl A	17,600	14,220
BBMG, Cl A	16,500	6,057
China National Building Material, Cl H	12,000	9,855
China Northern Rare Earth Group High-Tech, Cl A	6,600	23,896
China Resources Cement Holdings	10,000	5,304
CMOC Group, Cl H	36,000	16,605
Ganfeng Lithium Group, Cl A	1,920	19,289
Hesteel, Cl A	18,900	6,173
Inner Mongolia BaoTou Steel Union, Cl A	39,300	10,906
Rongsheng Petrochemical, Cl A	7,650	13,600
Shandong Hualu Hengsheng Chemical, Cl A	3,340	16,003
Sinopec Shanghai Petrochemical, Cl A	20,100	9,035
Tianqi Lithium, Cl A *	940	10,732
Zhejiang Huayou Cobalt, Cl A	1,104	8,876
Zhejiang Longsheng Group, Cl A	8,400	12,019

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zijin Mining Group, Cl A	11,000	$15,899
		221,562
Real Estate — 3.9%
China Evergrande Group *(A)	13,000	1,269
China Jinmao Holdings Group	20,000	4,305
China Merchants Shekou Industrial Zone Holdings, Cl A	5,500	10,040
China Overseas Land & Investment	10,839	28,608
China Resources Land	8,214	37,624
China Vanke, Cl A	6,543	17,211
China Vanke, Cl H	5,700	11,539
Country Garden Holdings	32,612	11,156
Gemdale, Cl A	6,400	9,463
Greenland Holdings, Cl A *	14,806	6,377
Longfor Group Holdings	5,000	15,567
Poly Developments and Holdings Group, Cl A	7,900	17,275
Seazen Holdings, Cl A *	4,000	11,852
Shimao Group Holdings *(A)	17,500	4,510
Sunac China Holdings *(A)	13,000	3,472
Xinhu Zhongbao, Cl A *	50,800	18,649
		208,917
Utilities — 3.0%
Beijing Enterprises Water Group	20,000	5,125
China Gas Holdings	6,800	9,897
China Longyuan Power Group, Cl H	10,000	12,223
China Resources Gas Group	4,600	17,268
China Resources Power Holdings	8,000	16,359
ENN Energy Holdings	1,482	20,811
Guangdong Investment	10,000	10,237
Huadian Power International, Cl A	31,500	26,770
Huaneng Power International, Cl H *	27,077	12,802
SDIC Power Holdings, Cl A	8,300	12,992
Sichuan Chuantou Energy, Cl A	8,400	14,848
		159,332
TOTAL CHINA		5,247,048

Hong Kong — 0.5%
Health Care — 0.2%
Sino Biopharmaceutical	21,500	12,589

Materials — 0.3%
Nine Dragons Paper Holdings	15,000	13,684

TOTAL HONG KONG		26,273

TOTAL COMMON STOCK
(Cost $7,095,693)		5,273,321

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

	Shares	Value
RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡(A)	480	$–
TOTAL CHINA		–

TOTAL RIGHT
(Cost $–)		–

TOTAL INVESTMENTS — 99.6%
(Cost $7,095,693)		5,273,321
OTHER ASSETS LESS LIABILITIES – 0.4%		22,568
NET ASSETS – 100%		$5,295,889

‡‡	Expiration date not available.
‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Communication Services	$610,284	$–	$–		$610,284
Consumer Discretionary	1,175,426	1,426	–		1,176,852
Consumer Staples	558,996	–	–		558,996
Energy	180,893	–	–		180,893
Financials	1,133,106	–	–		1,133,106
Health Care	334,870	–	–		334,870
Industrials	346,923	–	–		346,923
Information Technology	315,313	–	–	‡‡	315,313
Materials	221,562	–	–		221,562
Real Estate	199,666	–	9,251		208,917
Utilities	159,332	–	–		159,332
Hong Kong	26,273	–	–		26,273
Total Common Stock	5,262,644	1,426	9,251		5,273,321
Right	–	–	–	‡‡	–
Total Investments in Securities	$5,262,644	$1,426	$9,251		$5,273,321

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Index ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0100

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
China — 45.7%
Energy — 0.4%
Guanghui Energy, Cl A	14,900	$19,425

Financials — 4.8%
Bank of Changsha, Cl A	9,200	8,989
Bank of Chengdu, Cl A	8,000	17,691
Bank of Guiyang, Cl A	8,427	6,686
Bank of Hangzhou, Cl A	13,500	25,522
Bank of Jiangsu, Cl A	33,655	35,461
Bank of Nanjing, Cl A	23,591	35,529
Bank of Ningbo, Cl A	14,846	69,629
Bank of Suzhou, Cl A	8,400	9,445
Chongqing Rural Commercial Bank, Cl A	20,500	10,459
		219,411
Industrials — 21.0%
Beijing New Building Materials, Cl A	3,908	14,618
Beijing-Shanghai High Speed Railway, Cl A	93,500	66,488
China Conch Venture Holdings	13,000	28,249
China Energy Engineering, Cl A	75,000	24,824
China Lesso Group Holdings	9,000	9,398
China Railway Group, Cl H	33,500	17,684
China State Construction Engineering, Cl A	96,600	75,813
CRRC, Cl H	34,000	13,722
Dajin Heavy Industry, Cl A	1,300	7,773
Daqin Railway, Cl A	34,232	33,050
Dongfang Electric, Cl A	6,300	19,140
Fangda Carbon New Material, Cl A *	8,900	7,872
Gotion High-tech, Cl A	3,900	16,251
Guangdong Kinlong Hardware Products, Cl A	800	12,019
Guangzhou Great Power Energy & Technology, Cl A	1,100	12,399
Jiangsu Expressway, Cl H	10,000	9,135
Jiangsu Hengli Hydraulic, Cl A	3,000	27,382
Jiangxi Special Electric Motor, Cl A *	4,000	10,088
Liaoning Port, Cl A	43,200	10,115
Luoyang Xinqianglian Slewing Bearing, Cl A	850	6,546
Metallurgical Corp of China, Cl A	41,200	18,936
Ming Yang Smart Energy Group, Cl A	5,000	18,254
NARI Technology, Cl A	15,660	55,226
Ningbo Deye Technology, Cl A	500	23,935
Ningbo Orient Wires & Cables, Cl A	1,600	15,686
Ningbo Ronbay New Energy Technology, Cl A	1,116	11,089
North Industries Group Red Arrow, Cl A	3,100	8,800
Power Construction Corp of China, Cl A	34,900	35,713
Riyue Heavy Industry, Cl A	2,200	6,455
Shanghai Construction Group, Cl A	20,400	7,666
Shanghai Electric Group, Cl A *	29,300	16,685
Shanghai International Port Group, Cl A	21,210	16,370

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen Inovance Technology, Cl A	6,150	$61,777
Shenzhen International Holdings	11,493	11,279
Shuangliang Eco-Energy Systems, Cl A *	4,200	7,855
Sichuan Road & Bridge, Cl A	11,300	18,161
Sieyuan Electric, Cl A	1,800	9,943
Suzhou Maxwell Technologies, Cl A	440	26,191
TBEA, Cl A	8,675	25,177
Titan Wind Energy Suzhou, Cl A	4,100	8,966
Wuxi Shangji Automation, Cl A	900	13,769
XCMG Construction Machinery, Cl A	27,248	19,967
Xinjiang Goldwind Science & Technology, Cl H	6,200	5,521
Yangzijiang Shipbuilding Holdings	22,900	23,221
Zhefu Holding Group, Cl A	12,600	7,120
Zhejiang Expressway, Cl H	12,000	9,240
Zhejiang Weixing New Building Materials, Cl A	3,700	11,412
Zhuzhou CRRC Times Electric, Cl H	4,300	21,349
Zhuzhou Kibing Group, Cl A	6,000	9,877
Zoomlion Heavy Industry Science and Technology, Cl A	16,400	12,895
		961,101
Materials — 4.3%
Anhui Conch Cement, Cl H	10,000	34,978
Chengtun Mining Group, Cl A	7,200	6,129
China National Building Material, Cl H	31,000	25,459
China Northern Rare Earth Group High-Tech, Cl A	8,424	30,500
China Rare Earth Resources And Technology, Cl A *	2,300	10,930
China Resources Cement Holdings	20,000	10,609
Henan Shenhuo Coal & Power, Cl A	5,100	11,027
Huaxin Cement, Cl A	3,100	6,640
Shenghe Resources Holding, Cl A	4,000	8,094
Tangshan Jidong Cement, Cl A	6,100	7,256
Western Mining, Cl A	5,500	8,108
Xiamen Tungsten, Cl A	3,300	9,325
Yintai Gold, Cl A	6,600	10,531
Youngy, Cl A *	600	8,490
Yunnan Tin, Cl A	3,800	7,744
		195,820
Utilities — 15.2%
Beijing Enterprises Holdings	4,000	12,812
CECEP Solar Energy, Cl A	9,200	9,747
CECEP Wind-Power, Cl A	11,900	6,553
CGN Power, Cl H	83,000	19,780
China Gas Holdings	23,400	34,058
China Longyuan Power Group, Cl H	26,000	31,780
China National Nuclear Power, Cl A	43,600	37,810
China Power International Development	43,000	18,181

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
China Resources Gas Group	7,200	$27,029
China Resources Power Holdings	16,635	34,016
China Three Gorges Renewables Group, Cl A	66,200	54,059
China Yangtze Power, Cl A	52,400	159,044
ENN Energy Holdings	6,200	87,063
ENN Natural Gas, Cl A	6,200	14,427
GD Power Development, Cl A *	41,400	25,550
Huadian Power International, Cl A	18,942	16,098
Huaneng Power International, Cl H *	33,000	15,602
Kunlun Energy	32,000	22,837
SDIC Power Holdings, Cl A	17,406	27,245
Shanghai Electric Power, Cl A *	6,500	9,404
Shenergy, Cl A	11,419	9,060
Shenzhen Energy Group, Cl A	10,800	9,928
Sichuan Chuantou Energy, Cl A	8,384	14,820
		696,903
TOTAL CHINA		2,092,660

Hong Kong — 0.2%
Industrials — 0.2%
Hutchison Port Holdings Trust, Cl U	46,200	8,963
TOTAL HONG KONG		8,963

India — 2.5%
Energy — 0.3%
Great Eastern Shipping	1,669	13,535

Industrials — 0.5%
AIA Engineering	785	24,338

Materials — 1.7%
Fine Organic Industries	143	9,923
PI Industries	1,397	57,749
Vinati Organics	464	11,189
		78,861
TOTAL INDIA		116,734

Indonesia — 4.6%
Energy — 2.5%
Adaro Energy Indonesia	269,900	66,749
Bukit Asam	74,500	17,659
Indo Tambangraya Megah	7,400	18,550
Medco Energi Internasional	134,600	8,776
		111,734

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Indah Kiat Pulp & Paper	50,900	$28,528
Merdeka Copper Gold *	214,900	56,874
Pabrik Kertas Tjiwi Kimia	26,100	11,820
		97,222
TOTAL INDONESIA		208,956

Israel — 4.9%
Industrials — 2.3%
Elbit Systems	485	78,678
ZIM Integrated Shipping Services	1,566	26,919
		105,597
Materials — 2.6%
ICL Group	13,052	94,140
Israel	73	25,654
		119,794
TOTAL ISRAEL		225,391

Jordan — 0.3%
Financials — 0.3%
Arab Bank	1,854	12,742
TOTAL JORDAN		12,742

Kazakhstan — 0.7%
Energy — 0.7%
NAC Kazatomprom JSC GDR	1,195	33,627
TOTAL KAZAKHSTAN		33,627

Kuwait — 8.2%
Financials — 8.2%
Kuwait Finance House	134,263	361,046
Kuwait Projects Holding	37,515	13,729
TOTAL KUWAIT		374,775

Malaysia — 3.0%
Industrials — 1.2%
Malaysia Airports Holdings *	12,200	18,168
Pentamaster	9,300	9,353
Sime Darby	49,500	25,846
		53,367

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.8%
Petronas Chemicals Group	43,700	$85,317

TOTAL MALAYSIA		138,684

Philippines — 3.2%
Industrials — 3.2%
Aboitiz Equity Ventures	29,910	30,969
International Container Terminal Services	18,620	66,825
JG Summit	52,402	47,298
TOTAL PHILIPPINES		145,092

Poland — 1.6%
Materials — 1.6%
KGHM Polska Miedz	2,569	74,237
TOTAL POLAND		74,237

Russia — 0.0%
Energy — 0.0%
Rosneft Oil PJSC (A)	33,666	–
Sovcomflot PJSC *(A)	9,110	–
Surgutneftegas PJSC (A)	143,400	–
		–
Materials — 0.0%
MMC Norilsk Nickel PJSC (A)	1,239	–
Polymetal International *(A)	7,154	–
Segezha Group PJSC (A)	78,500	–
		–
TOTAL RUSSIA		–

Singapore — 9.4%
Financials — 6.0%
Oversea-Chinese Banking	30,312	275,276

Industrials — 3.4%
Keppel	13,100	70,911
Singapore Airlines	11,900	49,066
Singapore Technologies Engineering	14,000	34,969
		154,946
TOTAL SINGAPORE		430,222

South Africa — 6.9%
Materials — 6.9%
Anglo American Platinum	991	82,989
Impala Platinum Holdings	15,887	199,010

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kumba Iron Ore	1,203	$34,807

TOTAL SOUTH AFRICA		316,806

Thailand — 5.2%
Energy — 4.3%
PTT	206,600	198,338

Materials — 0.9%
Indorama Ventures	33,400	39,297

TOTAL THAILAND		237,635

Turkey — 3.0%
Industrials — 2.0%
Kontrolmatik Enerji Ve Muhendislik	1,334	11,281
Turk Hava Yollari AO *	10,318	77,663
		88,944
Materials — 1.0%
Sasa Polyester Sanayi *	8,029	47,180

TOTAL TURKEY		136,124

United Arab Emirates — 0.6%
Industrials — 0.6%
Air Arabia PJSC	48,174	28,201
TOTAL UNITED ARAB EMIRATES		28,201

TOTAL COMMON STOCK
(Cost $5,479,654)		4,580,849

PREFERRED STOCK — 0.0%
RUSSIA— 0.0%
Energy — 0.0%
Surgutneftegas PJSC (A)(B)	136,600	–
TOTAL PREFERRED STOCK
(Cost $74,846)		–

TOTAL INVESTMENTS — 100.0%
(Cost $5,554,500)		4,580,849
OTHER ASSETS LESS LIABILITIES – 0.0%		(2,062)
NET ASSETS – 100%		$4,578,787

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Currently, no stated interest rate.

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI One Belt One Road Index ETF

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Energy	$19,425	$–	$–		$19,425
Financials	212,725	6,686	–		219,411
Industrials	950,986	10,115	–		961,101
Materials	187,726	8,094	–		195,820
Utilities	696,903	–	–		696,903
Hong Kong	8,963	–	–		8,963
India	116,734	–	–		116,734
Indonesia	208,956	–	–		208,956
Israel	225,391	–	–		225,391
Jordan	12,742	–	–		12,742
Kazakhstan	33,627	–	–		33,627
Kuwait	374,775	–	–		374,775
Malaysia	138,684	–	–		138,684
Philippines	145,092	–	–		145,092
Poland	74,237	–	–		74,237
Russia
Energy	–	–	–	‡‡	–
Materials	–	–	–	‡‡	–
Singapore	430,222	–	–		430,222
South Africa	316,806	–	–		316,806
Thailand	237,635	–	–		237,635
Turkey	136,124	–	–		136,124
United Arab Emirates	28,201	–	–		28,201
Total Common Stock	4,555,954	24,895	–		4,580,849
Preferred Stock
Russia
Energy	–	–	–	‡‡	–
Total Preferred Stock	–	–	–		–
Total Investments in Securities	$4,555,954	$24,895	$–		$4,580,849

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-1100

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
Brazil — 12.5%
Consumer Discretionary — 6.5%
Americanas *	505,370	$923,684
MercadoLibre *	1,286	1,088,265
		2,011,949
Financials — 2.6%
XP, Cl A *	52,875	811,102

Information Technology — 3.4%
Cielo *	294,800	292,580
Pagseguro Digital, Cl A *	28,742	251,205
StoneCo, Cl A *	25,506	240,777
TOTVS *	48,800	255,288
		1,039,850
TOTAL BRAZIL		3,862,901

China — 40.4%
Communication Services — 16.8%
Baidu, Cl A *	74,514	1,066,402
JOYY ADR	6,939	219,203
Kanzhun ADR *	40,181	818,487
Kuaishou Technology, Cl B *	88,000	801,081
NetEase	78,900	1,157,477
Tencent Holdings	26,975	1,154,351
		5,217,001
Consumer Discretionary — 18.9%
Alibaba Group Holding *	97,100	1,073,021
JD Health International *	83,150	760,127
JD.com, Cl A *	38,175	1,077,026
Meituan, Cl B *	47,700	1,067,680
Pinduoduo ADR *	12,622	1,029,324
Trip.com Group *	23,700	830,796
		5,837,974
Financials — 2.2%
Lufax Holding ADR	352,428	683,710

Real Estate — 2.5%
KE Holdings, Cl A *(A)	163,300	774,137

TOTAL CHINA		12,512,822

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Egypt — 0.7%
Information Technology — 0.7%
E-Finance for Digital & Financial Investments	295,551	$226,961
TOTAL EGYPT		226,961

India — 8.7%
Consumer Discretionary — 5.4%
FSN E-Commerce Ventures *	381,892	714,807
MakeMyTrip *	8,304	228,941
Zomato *	1,022,418	732,859
		1,676,607
Financials — 0.8%
PB Fintech *	43,065	233,362

Information Technology — 2.5%
One 97 Communications *	122,447	785,922

TOTAL INDIA		2,695,891

Indonesia — 1.5%
Communication Services — 0.8%
MNC Digital Entertainment *	776,500	240,420

Consumer Discretionary — 0.7%
Bukalapak.com *	13,491,500	227,061

TOTAL INDONESIA		467,481

Japan — 2.6%
Communication Services — 2.6%
Nexon	36,100	810,400
TOTAL JAPAN		810,400

Malaysia — 0.7%
Information Technology — 0.7%
My EG Services	1,176,800	232,421
TOTAL MALAYSIA		232,421

Russia — 0.0%
Communication Services — 0.0%
VK GDR *(B)	49,503	–
Yandex, Cl A *(B)	31,479	–
		–
Consumer Discretionary — 0.0%
Ozon Holdings PLC ADR *(B)	58,005	–

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
HeadHunter Group PLC ADR (B)	11,746	$–

TOTAL RUSSIA		–

Singapore — 3.0%
Communication Services — 3.0%
Sea ADR *	17,633	917,445
TOTAL SINGAPORE		917,445

South Africa — 3.6%
Consumer Discretionary — 3.6%
Naspers, Cl N	6,682	1,109,153
TOTAL SOUTH AFRICA		1,109,153

South Korea — 21.3%
Communication Services — 18.3%
AfreecaTV	3,771	212,035
Kakao (A)	17,727	744,408
Kakao Games *	6,999	247,138
Krafton *	5,666	752,778
NAVER	5,373	754,217
NCSoft	2,310	818,410
Netmarble (A)	20,294	969,361
Pearl Abyss *	22,398	743,057
Studio Dragon *	3,665	249,261
Wemade (A)	7,827	195,288
		5,685,953
Consumer Discretionary — 2.2%
Coupang, Cl A *	45,584	670,541

Information Technology — 0.8%
Douzone Bizon	8,176	238,265

TOTAL SOUTH KOREA		6,594,759

Sweden — 0.7%
Information Technology — 0.7%
Truecaller, Cl B *	64,417	202,534
TOTAL SWEDEN		202,534

Taiwan — 2.6%
Consumer Discretionary — 2.6%
momo.com	39,000	814,628
TOTAL TAIWAN		814,628

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
United Arab Emirates — 0.7%
Information Technology — 0.7%
Network International Holdings PLC *	63,135	$226,318
TOTAL UNITED ARAB EMIRATES		226,318

Uruguay — 0.9%
Information Technology — 0.9%
Dlocal, Cl A *(A)	17,442	271,572
TOTAL URUGUAY		271,572

TOTAL COMMON STOCK
(Cost $50,444,282)		30,945,286

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Cl Institutional, 4.220% (C)(D)	22,605	22,605
TOTAL SHORT-TERM INVESTMENT
(Cost $22,605)		22,605

TOTAL INVESTMENTS — 100.0%
(Cost $50,466,887)		30,967,891
OTHER ASSETS LESS LIABILITIES – 0.0%		7,323
NET ASSETS – 100%		$30,975,214

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $16,624.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate shown is the 7-day effective yield as of December 31, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2022 was $22,605.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PLC — Public Limited Company

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Consumer Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$3,862,901	$–	$–		$3,862,901
China	12,512,822	–	–		12,512,822
Egypt	226,961	–	–		226,961
India	2,695,891	–	–		2,695,891
Indonesia	467,481	–	–		467,481
Japan	810,400	–	–		810,400
Malaysia	232,421	–	–		232,421
Russia
Communication Services	–	–	–	‡‡	–
Consumer Discretionary	–	–	–	‡‡	–
Industrials	–	–	–	‡‡	–
Singapore	917,445	–	–		917,445
South Africa	1,109,153	–	–		1,109,153
South Korea
Communication Services	3,778,247	1,907,706	–		5,685,953
Consumer Discretionary	670,541	–	–		670,541
Information Technology	238,265	–	–		238,265
Sweden	202,534	–	–		202,534
Taiwan	814,628	–	–		814,628
United Arab Emirates	226,318	–	–		226,318
Uruguay	271,572	–	–		271,572
Total Common Stock	29,037,580	1,907,706	–		30,945,286
Short-Term Investment	22,605	–	–		22,605
Total Investments in Securities	$29,060,185	$1,907,706	$–		$30,967,891

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
‡‡	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-1100

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 100.0% ‡
China — 97.2%
Consumer Discretionary — 37.4%
BYD, Cl A	36,900	$1,370,487
BYD, Cl H	278,500	6,872,446
Li Auto, Cl A *	882,400	8,682,736
NIO ADR *	757,027	7,381,013
Tianneng Power International	1,047,885	1,106,294
XPeng, Cl A *	1,021,400	5,018,699
Yadea Group Holdings	1,908,694	3,193,812
		33,625,487
Industrials — 31.7%
Beijing Easpring Material Technology, Cl A	47,100	383,942
China Conch Venture Holdings	1,944,500	4,225,360
China Everbright Environment Group	5,758,216	2,574,799
Contemporary Amperex Technology, Cl A	147,450	8,384,309
CT Environmental Group *(A)	329,000	–
Dynagreen Environmental Protection Group, Cl H	597,000	192,755
Ginlong Technologies, Cl A *	34,450	896,496
GoodWe Technologies, Cl A	11,418	533,187
Gotion High-tech, Cl A	155,700	648,783
Ming Yang Smart Energy Group, Cl A	195,700	714,480
Pylon Technologies, Cl A	14,407	657,273
ReneSola ADR *	57,529	260,031
Riyue Heavy Industry, Cl A	95,200	279,318
Sungrow Power Supply, Cl A	138,200	2,233,140
Titan Wind Energy Suzhou, Cl A	167,809	366,961
Xinjiang Goldwind Science & Technology, Cl A	322,135	512,149
Xinjiang Goldwind Science & Technology, Cl H	1,207,004	1,074,789
Zhejiang Weiming Environment Protection, Cl A	158,400	424,224
Zhuzhou CRRC Times Electric, Cl H	848,200	4,211,142
		28,573,138
Information Technology — 14.1%
China Railway Signal & Communication, Cl A	671,593	464,952
Chindata Group Holdings ADR *	203,657	1,623,146
GCL System Integration Technology, Cl A *	545,100	229,264
JA Solar Technology, Cl A	217,520	1,889,154
Kingsoft Cloud Holdings ADR *	170,751	653,976
LONGi Green Energy Technology, Cl A	596,746	3,644,897
Tuya ADR *	311,070	594,144
Xinyi Solar Holdings	3,267,588	3,617,187
		12,716,720
Real Estate — 2.9%
China Evergrande Group *(A)	7,881,000	769,325
Guangzhou R&F Properties, Cl H *	2,644,000	643,643
Shimao Group Holdings *(A)	2,540,500	654,722

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SOHO China *	3,287,000	$576,966
		2,644,656
Utilities — 11.1%
Beijing Enterprises Water Group	6,314,500	1,618,076
CECEP Solar Energy, Cl A	366,500	388,279
CECEP Wind-Power, Cl A	607,500	334,532
China Datang Renewable Power, Cl H	3,445,000	1,019,603
China Everbright Greentech	971,000	262,501
China Everbright Water	1,337,157	244,261
China Longyuan Power Group, Cl H	3,231,800	3,950,233
China Three Gorges Renewables Group, Cl A	2,675,600	2,184,921
		10,002,406
TOTAL CHINA		87,562,407

Hong Kong — 2.8%
Industrials — 0.3%
China High Speed Transmission Equipment Group *	625,000	281,071

Real Estate — 1.1%
Yuexiu Real Estate Investment Trust †	3,686,000	930,361

Utilities — 1.4%
Canvest Environmental Protection Group	773,000	416,957
Concord New Energy Group	9,650,000	853,113
		1,270,070
TOTAL HONG KONG		2,481,502

TOTAL COMMON STOCK
(Cost $125,342,815)		90,043,909

TOTAL INVESTMENTS — 100.0%
(Cost $125,342,815)		90,043,909
OTHER ASSETS LESS LIABILITIES – 0.0%		8,820
NET ASSETS – 100%		$90,052,729

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China Clean Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China
Consumer Discretionary	$33,625,487	$–	$–		$33,625,487
Industrials	28,573,138	–	–	‡‡(1)	28,573,138
Information Technology	12,716,720	–	–		12,716,720
Real Estate	1,220,609	–	1,424,047	(2)	2,644,656
Utilities	10,002,406	–	–		10,002,406
Hong Kong	2,481,502	–	–		2,481,502
Total Common Stock	88,619,862	–	1,424,047		90,043,909
Total Investments in Securities	$88,619,862	$–	$1,424,047		$90,043,909

#	Security or securities with a market value of $0.
(1)	At December 31, 2022, this amount was fair valued using the Monthly Return of Equity Movement document from the issuer.
(2)	At December 31, 2022, this amount was fair valued using sector performance and news of potential restructuring proposal of debt.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2022	$1,681,627
Accrued discounts/premiums	–
Change in unrealized appreciation/(depreciation)	(1,691,425)
Purchases	–
Sales	–
Transfer into Level 3	1,433,845
Transfer out of Level 3	–
Ending balance as of December 31, 2022	$1,424,047

Transfers into Level 3 were due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-1100

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 97.4% ‡
Australia — 9.3%
Materials — 9.3%
Allkem *	436,553	$3,327,584
IGO	475,334	4,338,801
Lynas Rare Earths *	664,556	3,537,749
Mineral Resources	34,902	1,827,231
Pilbara Minerals *	1,547,944	3,936,518
TOTAL AUSTRALIA		16,967,883

Belgium — 2.9%
Materials — 2.9%
Umicore	145,457	5,327,788
TOTAL BELGIUM		5,327,788

Canada — 3.8%
Industrials — 3.0%
Ballard Power Systems *(A)	176,094	842,163
Magna International	83,424	4,682,999
		5,525,162
Materials — 0.8%
Lithium Americas *(A)	75,924	1,438,407

TOTAL CANADA		6,963,569

China — 36.5%
Consumer Discretionary — 15.7%
BYD, Cl A	145,800	5,415,094
Geely Automobile Holdings	3,995,000	5,835,143
Guangzhou Automobile Group, Cl H	2,078,000	1,400,429
Li Auto, Cl A *	545,500	5,367,671
NIO ADR *	484,753	4,726,342
Shenzhen Kedali Industry, Cl A	48,736	836,891
XPeng, Cl A *	762,600	3,747,072
Yadea Group Holdings	832,000	1,392,183
		28,720,825
Industrials — 10.6%
Beijing Easpring Material Technology, Cl A	105,400	859,183
China Baoan Group, Cl A	536,507	937,492
Contemporary Amperex Technology, Cl A	154,589	8,790,248
Eve Energy, Cl A	394,960	5,017,739
Gotion High-tech, Cl A	369,989	1,541,699
Guangzhou Great Power Energy & Technology, Cl A	96,000	1,082,122
Qingdao TGOOD Electric, Cl A	216,500	475,941

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen Yinghe Technology, Cl A	135,177	$345,228
Zhongshan Broad Ocean Motor, Cl A	494,800	366,156
		19,415,808
Materials — 10.2%
Chengxin Lithium Group, Cl A	180,000	975,336
CMOC Group, Cl A	3,674,200	2,416,241
Ganfeng Lithium Group, Cl A	335,558	3,371,170
GEM, Cl A	1,068,140	1,147,052
Guangzhou Tinci Materials Technology, Cl A	400,794	2,540,715
Ningbo Shanshan, Cl A	465,600	1,224,758
Shanghai Putailai New Energy Technology, Cl A	289,362	2,170,158
Tianqi Lithium, Cl H *	75,200	537,628
Xiamen Tungsten, Cl A	295,051	833,700
Youngy, Cl A *	54,800	775,406
Zhejiang Huayou Cobalt, Cl A	332,363	2,672,318
		18,664,482
TOTAL CHINA		66,801,115

Germany — 3.1%
Consumer Discretionary — 2.1%
Mercedes-Benz Group	31,790	2,083,166
Volkswagen	10,955	1,726,279
		3,809,445
Information Technology — 1.0%
Infineon Technologies	62,287	1,889,902

TOTAL GERMANY		5,699,347

Indonesia — 0.8%
Materials — 0.8%
Aneka Tambang	6,238,600	795,479
Vale Indonesia *	1,523,100	694,653
TOTAL INDONESIA		1,490,132

Japan — 8.0%
Consumer Discretionary — 4.1%
Panasonic Holdings	878,300	7,392,112

Industrials — 3.7%
Nidec	130,900	6,784,835

Materials — 0.2%
W-Scope *	37,300	375,134

TOTAL JAPAN		14,552,081

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Netherlands — 0.8%
Industrials — 0.8%
Alfen Beheer BV *	16,076	$1,444,625
TOTAL NETHERLANDS		1,444,625

South Korea — 9.3%
Industrials — 3.7%
Ecopro (A)	34,937	2,544,640
LG Energy Solution *(A)	12,343	4,250,990
		6,795,630
Information Technology — 5.3%
L&F *(A)	17,018	2,335,012
Samsung SDI	15,804	7,386,448
		9,721,460
Materials — 0.3%
SK IE Technology *(A)	13,727	575,351

TOTAL SOUTH KOREA		17,092,441

Sweden — 0.9%
Consumer Discretionary — 0.9%
Volvo Car, Cl B	356,201	1,619,733
TOTAL SWEDEN		1,619,733

United Kingdom — 0.2%
Industrials — 0.2%
ITM Power *(A)	360,582	397,485
TOTAL UNITED KINGDOM		397,485

United States — 21.8%
Consumer Discretionary — 12.2%
Aptiv *	76,609	7,134,596
Ford Motor	145,943	1,697,317
Lucid Group *(A)	418,920	2,861,224
Rivian Automotive, Cl A *(A)	275,678	5,080,746
Tesla *	44,708	5,507,131
		22,281,014
Industrials — 3.7%
Blink Charging *(A)	32,263	353,925
ChargePoint Holdings *(A)	194,745	1,855,920
Nikola *(A)	223,648	483,080
Plug Power *(A)	330,683	4,090,549
		6,783,474

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.0%
SolarEdge Technologies *	6,686	$1,893,943

Materials — 4.9%
Albemarle	28,849	6,256,194
Livent *	132,076	2,624,350
		8,880,544
TOTAL UNITED STATES		39,838,975

TOTAL COMMON STOCK
(Cost $242,936,369)		178,195,174

PREFERRED STOCK* — 2.3%
CHILE— 2.3%
Materials — 2.3%
Sociedad Quimica y Minera de Chile *(B)	51,742	4,166,326
TOTAL PREFERRED STOCK
(Cost $3,582,646)		4,166,326

SHORT-TERM INVESTMENT — 8.6%
Invesco Government & Agency Portfolio, Cl Institutional, 4.220% (C)(D)	15,732,294	15,732,294
TOTAL SHORT-TERM INVESTMENT
(Cost $15,732,294)		15,732,294

TOTAL INVESTMENTS — 108.3%
(Cost $262,251,309)		198,093,794
OTHER ASSETS LESS LIABILITIES – (8.3)%		(15,142,723)
NET ASSETS – 100%		$182,951,071

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $14,779,320.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2022 was $15,732,294.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-1000

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.8% ‡
China — 96.4%
Health Care — 96.4%
3SBio	628,000	$667,833
Aier Eye Hospital Group, Cl A	856,837	3,847,739
Apeloa Pharmaceutical, Cl A	149,892	466,649
Asymchem Laboratories Tianjin, Cl A	42,224	903,211
Autobio Diagnostics, Cl A	70,230	627,810
BeiGene *	275,400	4,735,287
Beijing Tiantan Biological Products, Cl A	186,942	641,165
Beijing Tongrentang, Cl A	173,390	1,119,704
Beijing Wantai Biological Pharmacy Enterprise, Cl A	80,830	1,480,183
Betta Pharmaceuticals, Cl A	51,963	370,035
BGI Genomics, Cl A	49,827	372,252
Bloomage Biotechnology, Cl A	38,813	758,887
Changchun High & New Technology Industry Group, Cl A	49,608	1,193,443
China Medical System Holdings	554,000	871,642
China Meheco, Cl A	185,900	462,946
China National Medicines, Cl A	84,655	341,368
China Resources Pharmaceutical Group	661,000	535,240
China Resources Sanjiu Medical & Pharmaceutical, Cl A	125,990	852,395
China Traditional Chinese Medicine Holdings	1,152,000	523,975
Chongqing Zhifei Biological Products, Cl A	197,549	2,507,747
CSPC Pharmaceutical Group	4,006,889	4,209,699
Daan Gene, Cl A	174,747	392,994
Dong-E-E-Jiao, Cl A	82,840	487,305
Genscript Biotech *	480,000	1,528,261
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	176,440	759,685
Guangzhou Kingmed Diagnostics Group, Cl A	59,999	678,136
Hangzhou Tigermed Consulting, Cl A	47,350	717,212
Hangzhou Tigermed Consulting, Cl H	50,900	588,240
Hansoh Pharmaceutical Group	498,000	946,876
Huadong Medicine, Cl A	217,241	1,469,446
Hualan Biological Engineering, Cl A	222,747	728,555
Hubei Jumpcan Pharmaceutical, Cl A	113,800	447,710
Humanwell Healthcare Group, Cl A	199,900	690,232
Hygeia Healthcare Holdings *	144,200	1,034,625
Imeik Technology Development, Cl A	26,500	2,169,186
Innovent Biologics *	422,500	1,813,432
iRay Technology, Cl A	9,074	600,505
Jafron Biomedical, Cl A	100,090	448,021
Jiangsu Hengrui Pharmaceuticals, Cl A	794,328	4,423,489
Jiangsu Yuyue Medical Equipment & Supply, Cl A	122,510	564,135
Joincare Pharmaceutical Group Industry, Cl A	230,345	375,871
Joinn Laboratories China, Cl A	56,424	476,340
Jointown Pharmaceutical Group, Cl A	232,306	437,829
Lepu Medical Technology Beijing, Cl A	227,900	756,609
Livzon Pharmaceutical Group, Cl A	75,159	352,828
Meinian Onehealth Healthcare Holdings, Cl A *	475,983	421,714

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Microport Scientific *	253,800	$668,241
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	200,684	523,256
Ovctek China, Cl A	109,893	567,028
Pharmaron Beijing, Cl A	125,850	1,236,882
Pharmaron Beijing, Cl H	82,300	570,990
Porton Pharma Solutions, Cl A	66,400	392,036
Shandong Buchang Pharmaceuticals, Cl A	135,783	412,323
Shandong Weigao Group Medical Polymer, Cl H	1,048,800	1,722,704
Shanghai Fosun Pharmaceutical Group, Cl A	268,529	1,367,707
Shanghai Fosun Pharmaceutical Group, Cl H	205,500	658,236
Shanghai Junshi Biosciences, Cl A *	85,989	778,007
Shanghai Medicilon, Cl A	11,203	346,324
Shanghai Pharmaceuticals Holding, Cl A	344,194	886,994
Shanghai Pharmaceuticals Holding, Cl H	317,900	528,683
Shanghai RAAS Blood Products, Cl A	846,034	775,252
Shenzhen Kangtai Biological Products, Cl A	138,477	631,055
Shenzhen Mindray Bio-Medical Electronics, Cl A	154,455	7,053,650
Shenzhen New Industries Biomedical Engineering, Cl A	97,500	706,570
Shenzhen Salubris Pharmaceuticals, Cl A	139,565	662,641
Shijiazhuang Yiling Pharmaceutical, Cl A	212,550	920,384
Sichuan Kelun Pharmaceutical, Cl A	177,915	684,264
Sinopharm Group, Cl H	556,400	1,414,356
Tonghua Dongbao Pharmaceutical, Cl A	236,791	314,176
Topchoice Medical, Cl A *	38,941	861,066
Walvax Biotechnology, Cl A	196,400	1,140,842
WuXi AppTec, Cl A	318,220	3,725,449
WuXi AppTec, Cl H	146,884	1,551,654
Wuxi Biologics Cayman *	1,327,635	10,180,585
Yunnan Baiyao Group, Cl A	225,123	1,768,746
Zai Lab ADR *	34,910	1,071,737
Zhangzhou Pientzehuang Pharmaceutical, Cl A	74,434	3,103,294
Zhejiang Huahai Pharmaceutical, Cl A	185,872	587,260
Zhejiang Jiuzhou Pharmaceutical, Cl A	106,000	650,047
Zhejiang NHU, Cl A	390,930	1,059,414
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	65,036	517,931
TOTAL CHINA		100,838,230

Hong Kong — 2.4%
Health Care — 2.4%
Sino Biopharmaceutical	4,336,750	2,539,279
TOTAL HONG KONG		2,539,279

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
United States — 1.0%
Health Care — 1.0%
Legend Biotech ADR *	20,651	$1,030,898
TOTAL UNITED STATES		1,030,898

TOTAL COMMON STOCK
(Cost $124,909,773)		104,408,407

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	118,157	–
TOTAL CHINA		–

TOTAL RIGHT
(Cost $–)		–

TOTAL INVESTMENTS — 99.8%
(Cost $124,909,773)		104,408,407
OTHER ASSETS LESS LIABILITIES – 0.2%		187,089
NET ASSETS – 100%		$104,595,496

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
‡‡	Expiration date not available.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
China	$100,838,230	$–	$–		$100,838,230
Hong Kong	2,539,279	–	–		2,539,279
United States	1,030,898	–	–		1,030,898
Total Common Stock	104,408,407	–	–		104,408,407
Right	–	–	–	‡‡	–
Total Investments in Securities	$104,408,407	$–	$–		$104,408,407

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-1000

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 96.1%
AUSTRALIA — 0.9%
Real Estate — 0.9%
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379% ‡(A)	$200,000	$179,100

CHINA — 31.8%
Consumer Discretionary — 2.0%
Golden Eagle Retail Group
4.625%, 05/21/2023	200,000	194,100
Health & Happiness H&H International Holdings
5.625%, 10/24/2024	200,000	175,800
		369,900
Financials — 3.8%
Industrial & Commercial Bank of China
3.200%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.368% ‡(A)	400,000	373,000
ZhongAn Online P&C Insurance
3.125%, 07/16/2025	400,000	346,220
		719,220
Materials — 2.1%
China Hongqiao Group
7.375%, 05/02/2023	400,000	393,560

Real Estate — 23.9%
Country Garden Holdings
8.000%, 01/27/2024	250,000	192,538
7.250%, 04/08/2026	200,000	126,172
6.150%, 09/17/2025	300,000	195,532
5.125%, 01/17/2025	270,000	180,852
Gemdale Ever Prosperity Investment, MTN
4.950%, 08/12/2024	200,000	169,260
Greentown China Holdings
5.650%, 07/13/2025	200,000	180,100
4.700%, 04/29/2025	200,000	177,650
Longfor Group Holdings
3.375%, 04/13/2027	200,000	157,352
New Metro Global
6.800%, 08/05/2023	200,000	184,100
4.800%, 12/15/2024	200,000	152,034
RKPF Overseas 2019 A
7.875%, 02/01/2023	600,000	588,000
6.700%, 09/30/2024	200,000	176,000
RKPF Overseas 2020 A
5.200%, 01/12/2026	200,000	142,526

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
Seazen Group
6.150%, 04/15/2023	$200,000	$188,600
6.000%, 08/12/2024	200,000	154,378
4.450%, 07/13/2025	200,000	138,780
Shui On Development Holding
6.150%, 08/24/2024	200,000	174,120
5.750%, 11/12/2023	500,000	470,100
5.500%, 06/29/2026	200,000	158,720
Yanlord Land HK
6.800%, 02/27/2024	431,000	403,071
6.750%, 04/23/2023	200,000	196,860
		4,506,745
TOTAL CHINA		5,989,425

HONG KONG — 12.1%
Consumer Discretionary — 6.1%
Li & Fung, MTN
4.500%, 08/18/2025	250,000	217,250
LS Finance 2025
4.500%, 06/26/2025	200,000	163,020
Melco Resorts Finance
5.625%, 07/17/2027	200,000	170,207
5.250%, 04/26/2026	200,000	175,967
4.875%, 06/06/2025	450,000	413,238
		1,139,682
Financials — 2.0%
Bank of East Asia, MTN
5.825%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.527% ‡(A)	250,000	217,700
FWD Group
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.876% ‡(A)	200,000	163,103
		380,803
Health Care — 1.0%
PCGI Intermediate, MTN
4.750%, 10/28/2024	200,000	182,100

Industrials — 3.0%
Cathay Pacific Financing HK, MTN
4.875%, 08/17/2026	200,000	190,619
Celestial Miles
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 8.205% ‡(A)	400,000	382,200
		572,819
TOTAL HONG KONG		2,275,404

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
INDIA — 23.3%
Consumer Discretionary — 1.0%
TML Holdings Pte
4.350%, 06/09/2026	$200,000	$177,100

Energy — 9.5%
Adani Green Energy UP
6.250%, 12/10/2024	200,000	194,400
Continuum Energy Levanter Pte
4.500%, 02/09/2027	580,500	520,937
Greenko Solar Mauritius
5.550%, 01/29/2025	400,000	375,200
HPCL-Mittal Energy
5.250%, 04/28/2027	400,000	367,000
JSW Hydro Energy
4.125%, 05/18/2031	177,000	147,530
ReNew Power Pvt
5.875%, 03/05/2027	200,000	191,250
		1,796,317
Financials — 2.5%
Greenko Investment Co.
4.875%, 08/16/2023	200,000	195,300
Shriram Finance, MTN
4.150%, 07/18/2025	300,000	276,516
		471,816
Industrials — 8.3%
GMR Hyderabad International Airport
5.375%, 04/10/2024	200,000	196,648
India Airport Infrastructure
6.250%, 10/25/2025	500,000	476,875
JSW Steel
5.050%, 04/05/2032	200,000	158,306
Magnum Holdings
5.375%, 10/31/2026	400,000	364,491
Periama Holdings
5.950%, 04/19/2026	400,000	372,224
		1,568,544
Materials — 2.0%
Vedanta Resources
7.125%, 05/31/2023	200,000	187,476
Vedanta Resources Finance II
8.000%, 04/23/2023	200,000	188,830
		376,306
TOTAL INDIA		4,390,083

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
INDONESIA — 6.8%
Energy — 5.0%
Indika Energy Capital IV Pte
8.250%, 10/22/2025	$250,000	$246,424
Medco Bell Pte
6.375%, 01/30/2027	400,000	360,677
Saka Energi Indonesia
4.450%, 05/05/2024	200,000	190,847
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033	162,160	152,976
		950,924
Financials — 1.8%
Bank Negara Indonesia Persero, MTN
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466% ‡(A)	200,000	154,539
3.750%, 03/30/2026	200,000	184,432
		338,971
TOTAL INDONESIA		1,289,895

JAPAN — 1.1%
Communication Services — 1.1%
SoftBank Group
5.500%, 04/20/2023	200,000	198,500

MACAU — 9.5%
Consumer Discretionary — 9.5%
Champion Path Holdings
4.500%, 01/27/2026	200,000	172,780
MGM China Holdings
5.875%, 05/15/2026	200,000	186,765
5.375%, 05/15/2024	200,000	193,027
5.250%, 06/18/2025	200,000	188,088
4.750%, 02/01/2027	200,000	176,938
Sands China
5.625%, 08/08/2025	300,000	287,355
4.875%, 06/18/2030	200,000	175,756
Studio City
7.000%, 02/15/2027	200,000	187,044
Studio City Finance
6.000%, 07/15/2025	250,000	216,756
		1,784,509
TOTAL MACAU		1,784,509

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Asia Pacific High Income Bond ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
PHILIPPINES — 2.8%
Energy — 1.9%
Petron
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.769% ‡(A)	$400,000	$352,200

Financials — 0.9%
Rizal Commercial Banking
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236% ‡(A)	200,000	170,925

TOTAL PHILIPPINES		523,125

SOUTH KOREA — 1.0%
Financials — 1.0%
Woori Bank, MTN
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.664% ‡(A)	200,000	187,800

THAILAND — 5.7%
Financials — 5.7%
Bangkok Bank, MTN
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.729% ‡(A)	200,000	189,500
Kasikornbank, MTN
5.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.940% ‡(A)	200,000	187,500
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.337% ‡(A)	400,000	328,000
Krung Thai Bank
4.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.530% ‡(A)	200,000	176,280
TMBThanachart Bank, MTN
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.256% ‡(A)	200,000	182,851
		1,064,131
TOTAL THAILAND		1,064,131

VIETNAM — 1.1%
Energy — 1.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029	250,000	207,520

TOTAL CORPORATE OBLIGATIONS
(Cost $18,609,407)		18,089,492

TOTAL INVESTMENTS — 96.1%
(Cost $18,609,407)		18,089,492
OTHER ASSETS LESS LIABILITIES – 3.9%		739,206
NET ASSETS – 100%		$18,828,698

‡	Perpetual security with no stated maturity date.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

MTN — Medium Term Note

As of December 31, 2022, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-1000

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 100.3% ‡
Brazil — 6.9%
Health Care — 6.9%
Blau Farmaceutica	1,000	$4,985
Fleury	2,200	6,438
Hapvida Participacoes e Investimentos	46,504	44,745
Hypera	3,600	30,820
Rede D’Or Sao Luiz	11,600	64,989
TOTAL BRAZIL		151,977

China — 43.9%
Consumer Discretionary — 2.8%
JD Health International *	6,700	61,249

Health Care — 41.1%
3SBio	5,500	5,849
Aier Eye Hospital Group, Cl A	17,096	76,772
AK Medical Holdings	2,000	2,509
Akeso *	2,000	11,019
Angelalign Technology	400	6,304
Beijing Tongrentang, Cl A	3,400	21,956
CanSino Biologics, Cl H	200	1,710
Changchun High & New Technology Industry Group, Cl A	1,000	24,057
China Evergrande New Energy Vehicle Group *(A)	16,000	3,026
China Medical System Holdings	6,000	9,440
China Resources Sanjiu Medical & Pharmaceutical, Cl A	2,300	15,561
Chongqing Zhifei Biological Products, Cl A	4,113	52,212
CSPC Pharmaceutical Group	28,000	29,417
Genscript Biotech *	4,000	12,735
Hansoh Pharmaceutical Group	14,000	26,619
Huadong Medicine, Cl A	4,340	29,356
Hygeia Healthcare Holdings *	1,200	8,610
InnoCare Pharma *	4,000	6,990
Innovent Biologics *	3,500	15,023
Jiangsu Hengrui Pharmaceuticals, Cl A	16,259	90,544
Jinxin Fertility Group	5,000	4,619
Lepu Medical Technology Beijing, Cl A	4,200	13,944
Lifetech Scientific *	10,000	3,306
Luye Pharma Group *	8,000	3,751
Microport Scientific *	4,000	10,532
New Horizon Health *	1,000	2,255
Remegen, Cl H *	500	3,709
Shandong Weigao Group Medical Polymer, Cl H	10,800	17,739
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	4,805
Shanghai Pharmaceuticals Holding, Cl H	2,200	3,659
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,200	100,470
Shenzhen New Industries Biomedical Engineering, Cl A	2,100	15,218
Shenzhen Salubris Pharmaceuticals, Cl A	2,700	12,819
Shijiazhuang Yiling Pharmaceutical, Cl A	4,000	17,321

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Simcere Pharmaceutical Group	7,000	$10,422
Sinopharm Group, Cl H	3,200	8,134
Topchoice Medical, Cl A *	700	15,478
Walvax Biotechnology, Cl A	3,800	22,073
WuXi AppTec, Cl H	858	9,064
Wuxi Biologics Cayman *	8,781	67,335
Yunnan Baiyao Group, Cl A	1,980	15,556
Zai Lab *	2,000	6,304
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,500	62,538
Zhejiang NHU, Cl A	7,524	20,390
		901,150
TOTAL CHINA		962,399

Hungary — 1.0%
Health Care — 1.0%
Richter Gedeon Nyrt	1,042	23,050
TOTAL HUNGARY		23,050

India — 12.5%
Health Care — 12.5%
Apollo Hospitals Enterprise	739	39,997
Divi’s Laboratories	1,431	59,039
Dr Reddy’s Laboratories	927	47,482
Max Healthcare Institute *	5,580	29,647
Sun Pharmaceutical Industries	8,025	97,138
TOTAL INDIA		273,303

Indonesia — 2.9%
Consumer Staples — 0.4%
Industri Jamu Dan Farmasi Sido Muncul	154,300	7,483

Health Care — 2.5%
Kalbe Farma	245,600	32,973
Metro Healthcare Indonesia TBK *	186,700	5,709
Mitra Keluarga Karyasehat	80,400	16,475
		55,157
TOTAL INDONESIA		62,640

Malaysia — 3.4%
Health Care — 3.4%
IHH Healthcare	47,500	67,072
Top Glove	38,400	7,889
TOTAL MALAYSIA		74,961

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
South Africa — 1.5%
Health Care — 1.5%
Aspen Pharmacare Holdings	2,343	$18,773
Life Healthcare Group Holdings	8,299	8,233
Netcare	8,325	7,094
TOTAL SOUTH AFRICA		34,100

South Korea — 16.8%
Health Care — 16.8%
Alteogen *	245	7,411
Celltrion	734	93,114
Celltrion Healthcare	874	40,067
Celltrion Pharm *	197	10,436
Daewoong Pharmaceutical	59	7,395
Green Cross	54	5,530
Hanmi Pharm	64	14,971
Hanmi Science	367	9,423
Hugel *	66	7,041
Osstem Implant	72	7,863
Samsung Biologics	147	95,443
Seegene	243	5,227
SK Biopharmaceuticals *	345	19,671
SK Bioscience *(B)	348	20,228
ST Pharm	96	6,650
Yuhan	392	17,721
TOTAL SOUTH KOREA		368,191

Thailand — 5.7%
Health Care — 5.7%
Bangkok Chain Hospital	12,100	7,162
Bangkok Dusit Medical Services, Cl F	80,600	67,487
Bumrungrad Hospital	4,000	24,484
Chularat Hospital, Cl F	54,100	5,748
Mega Lifesciences	3,700	4,994
Ramkhamhaeng Hospital	5,400	8,380
Thonburi Healthcare Group	3,600	7,120
TOTAL THAILAND		125,375

United Arab Emirates — 4.7%
Industrials — 4.7%
International Holding PJSC *	922	102,928
TOTAL UNITED ARAB EMIRATES		102,928

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
United States — 1.0%
Health Care — 1.0%
Legend Biotech ADR *	425	$21,216
TOTAL UNITED STATES		21,216

TOTAL COMMON STOCK
(Cost $2,898,537)		2,200,140

RIGHT — 0.0%
CHINA — 0.0%
Health Care — 0.0%
Kangmei Pharma ‡‡*(A)	5,516	–
TOTAL CHINA		–

TOTAL RIGHT
(Cost $–)		–

SHORT-TERM INVESTMENT — 1.0%
Invesco Government & Agency Portfolio, Cl Institutional, 4.220% (C)(D)	22,605	22,605
TOTAL SHORT-TERM INVESTMENT
(Cost $22,605)		22,605

TOTAL INVESTMENTS — 101.3%
(Cost $2,921,142)		2,222,745
OTHER ASSETS LESS LIABILITIES – (1.3)%		(28,322)
NET ASSETS – 100%		$2,194,423

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
‡‡	Expiration date not available.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at December 31, 2022. The total market value of securities on loan at December 31, 2022 was $16,624.
(C)	The rate shown is the 7-day effective yield as of December 31, 2022.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2022 was $22,605.

ADR — American Depositary Receipt
Cl — Class PJSC — Public Joint-Stock Company

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Emerging Markets Healthcare Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Brazil	$151,977	$–	$–		$151,977
China
Consumer Discretionary	61,249	–	–		61,249
Health Care	898,124	–	3,026		901,150
Hungary	23,050	–	–		23,050
India	273,303	–	–		273,303
Indonesia	62,640	–	–		62,640
Malaysia	74,961	–	–		74,961
South Africa	34,100	–	–		34,100
South Korea	368,191	–	–		368,191
Thailand	125,375	–	–		125,375
United Arab Emirates	102,928	–	–		102,928
United States	21,216	–	–		21,216
Total Common Stock	2,197,114	–	3,026		2,200,140
Short-Term Investment	22,605	–	–		22,605
Right	–	–	–	‡‡	–
Total Investments in Securities	$2,219,719	$–	$3,026		$2,222,745

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.
#	Security or securities with a market value of $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-018-0700

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 96.1% ‡
Australia — 0.3%
Materials — 0.3%
AngloGold Ashanti	2,238	$43,304
TOTAL AUSTRALIA		43,304

Brazil — 5.8%
Communication Services — 0.1%
Telefonica Brasil	2,700	19,612

Consumer Discretionary — 0.2%
Americanas	4,820	8,810
Lojas Renner	4,725	18,328
Magazine Luiza *	21,500	11,158
		38,296
Consumer Staples — 0.7%
Ambev	25,800	70,953
BRF *	5,600	8,782
Raia Drogasil	6,700	30,101
		109,836
Energy — 0.7%
Petroleo Brasileiro	21,100	112,059
Ultrapar Participacoes	4,000	9,554
		121,613
Financials — 0.9%
B3 - Brasil Bolsa Balcao	28,500	71,307
Banco Bradesco	7,288	18,593
Banco do Brasil	4,700	30,916
Banco Santander Brasil	2,100	11,213
BB Seguridade Participacoes	3,400	21,708
		153,737
Industrials — 0.8%
CCR	5,400	11,067
Localiza Rent a Car	3,920	39,499
Rumo	5,400	19,034
WEG	8,100	59,080
		128,680
Materials — 2.1%
Klabin	3,400	12,860
Suzano	3,900	35,633
Vale	17,900	301,331
		349,824
Utilities — 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	1,400	15,157

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	6,000	$30,706
		45,863
TOTAL BRAZIL		967,461

Chile — 0.6%
Consumer Discretionary — 0.0%
Falabella	3,507	6,792

Energy — 0.1%
Empresas Copec	1,818	13,506

Financials — 0.3%
Banco de Chile	310,085	32,030
Banco de Credito e Inversiones	271	7,757
Banco Santander Chile	309,397	12,329
		52,116
Materials — 0.1%
Empresas CMPC	5,903	9,810

Utilities — 0.1%
Enel Americas	132,701	17,679
Enel Chile	131,142	6,002
		23,681
TOTAL CHILE		105,905

Colombia — 0.1%
Financials — 0.1%
Bancolombia	1,047	9,177
TOTAL COLOMBIA		9,177

Czech Republic — 0.2%
Financials — 0.1%
Komercni Banka	341	9,869

Utilities — 0.1%
CEZ	723	24,598

TOTAL CZECH REPUBLIC		34,467

Egypt — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE	12,319	20,642
TOTAL EGYPT		20,642

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Greece — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,083	$16,864
TOTAL GREECE		16,864

Hungary — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas	1,683	11,671

Financials — 0.1%
OTP Bank Nyrt	1,033	27,833

Health Care — 0.1%
Richter Gedeon Nyrt	835	18,471

TOTAL HUNGARY		57,975

India — 19.5%
Communication Services — 0.6%
Bharti Airtel	10,440	101,725

Consumer Discretionary — 1.5%
Bajaj Auto	384	16,784
Eicher Motors	613	23,916
Mahindra & Mahindra	4,328	65,352
Maruti Suzuki India	580	58,853
Tata Motors *	8,478	39,756
Titan	1,452	45,589
		250,250
Consumer Staples — 1.8%
Dabur India	2,449	16,620
Godrej Consumer Products *	1,684	17,791
Hindustan Unilever	4,235	131,102
ITC	20,345	81,535
Nestle India	192	45,502
		292,550
Energy — 2.7%
Bharat Petroleum	3,538	14,134
Indian Oil	28,301	26,170
Oil & Natural Gas	12,032	21,343
Reliance Industries	12,823	394,811
		456,458
Financials — 5.1%
Axis Bank	12,889	145,475
Bajaj Finance	1,181	93,863
Bajaj Finserv	1,806	33,790

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Housing Development Finance	8,576	$273,420
ICICI Bank	21,730	233,992
State Bank of India	10,169	75,435
		855,975
Health Care — 0.6%
Aurobindo Pharma	1,223	6,479
Dr Reddy’s Laboratories	533	27,301
Sun Pharmaceutical Industries	5,081	61,503
		95,283
Industrials — 0.5%
Larsen & Toubro	3,368	84,914

Information Technology — 4.5%
HCL Technologies	6,109	76,745
Infosys ADR	21,405	385,504
Tata Consultancy Services	5,081	200,016
Tech Mahindra	3,507	43,086
Wipro	8,477	40,243
		745,594
Materials — 1.7%
Asian Paints	1,909	71,254
Grasim Industries	1,535	31,979
Hindalco Industries	9,465	54,155
JSW Steel	4,013	37,256
UltraTech Cement	546	45,928
UPL	2,529	21,892
Vedanta	6,164	22,978
		285,442
Utilities — 0.5%
GAIL India	14,246	16,540
NTPC	16,466	33,129
Power Grid Corp of India	14,470	37,377
		87,046
TOTAL INDIA		3,255,237

Indonesia — 3.4%
Communication Services — 0.5%
Telkom Indonesia Persero	311,800	75,109

Consumer Discretionary — 0.3%
Astra International	135,400	49,576

Consumer Staples — 0.2%
Charoen Pokphand Indonesia	42,600	15,461

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Unilever Indonesia	44,000	$13,284
		28,745
Energy — 0.2%
Adaro Energy Indonesia	71,100	17,584
United Tractors	10,100	16,917
		34,501
Financials — 2.2%
Bank Central Asia	294,500	161,745
Bank Mandiri Persero	121,800	77,653
Bank Negara Indonesia Persero	45,300	26,844
Bank Rakyat Indonesia Persero	338,400	107,384
		373,626
TOTAL INDONESIA		561,557

Malaysia — 2.7%
Communication Services — 0.2%
DiGi.Com	20,400	18,524
Maxis	20,400	17,784
		36,308
Consumer Discretionary — 0.1%
Genting	13,400	13,628

Consumer Staples — 0.1%
Sime Darby Plantation	15,500	16,362

Financials — 1.5%
CIMB Group Holdings	55,455	73,017
Hong Leong Bank	3,400	15,869
Malayan Banking	37,916	74,885
Public Bank	87,900	86,204
		249,975
Health Care — 0.1%
IHH Healthcare	13,400	18,921

Materials — 0.3%
Petronas Chemicals Group	20,400	39,828

Utilities — 0.4%
Petronas Gas	3,400	13,214
Tenaga Nasional	25,200	55,091
		68,305
TOTAL MALAYSIA		443,327

Mexico — 4.3%
Communication Services — 1.0%
America Movil	168,000	152,419

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Grupo Televisa	13,400	$12,185
		164,604
Consumer Staples — 1.3%
Fomento Economico Mexicano	11,400	88,703
Grupo Bimbo, Ser A	7,400	31,275
Wal-Mart de Mexico	29,000	102,073
		222,051
Financials — 0.8%
Grupo Financiero Banorte, Cl O	15,500	111,283
Grupo Financiero Inbursa, Cl O *	10,100	17,021
		128,304
Industrials — 0.4%
Grupo Aeroportuario del Pacifico, Cl B	2,800	40,109
Grupo Aeroportuario del Sureste, Cl B	975	22,748
		62,857
Materials — 0.7%
Cemex *	84,500	34,169
Grupo Mexico	15,500	54,412
Southern Copper	484	29,229
		117,810
Real Estate — 0.1%
Fibra Uno Administracion †	19,100	22,504

TOTAL MEXICO		718,130

Peru — 0.5%
Financials — 0.3%
Credicorp	349	47,345

Materials — 0.2%
Cia de Minas Buenaventura SAA ADR	3,851	28,690

TOTAL PERU		76,035

Philippines — 1.3%
Financials — 0.2%
BDO Unibank	17,054	32,347

Industrials — 0.5%
Ayala	2,040	25,442
JG Summit	24,885	22,461
SM Investments	2,040	32,946
		80,849
Real Estate — 0.6%
Ayala Land	69,400	38,356

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
SM Prime	94,900	$60,454
		98,810
Utilities — 0.0%
ACEN	9,960	1,362

TOTAL PHILIPPINES		213,368

Poland — 1.3%
Communication Services — 0.1%
CD Projekt	411	12,148

Consumer Discretionary — 0.3%
LPP	18	43,705

Energy — 0.2%
Polski Koncern Naftowy Orlen	1,901	27,842

Financials — 0.6%
Bank Polska Kasa Opieki	1,122	22,126
Powszechna Kasa Oszczednosci Bank Polski	5,597	38,651
Powszechny Zaklad Ubezpieczen	4,067	32,842
Santander Bank Polska	221	13,070
		106,689
Materials — 0.1%
KGHM Polska Miedz	783	22,626

TOTAL POLAND		213,010

Qatar — 1.4%
Financials — 1.2%
Masraf Al Rayan	26,505	23,079
Qatar Islamic Bank	7,775	39,625
Qatar National Bank	27,552	136,180
		198,884
Industrials — 0.2%
Industries Qatar	12,362	43,484

TOTAL QATAR		242,368

Romania — 0.1%
Real Estate — 0.1%
NEPI Rockcastle	3,210	19,445
TOTAL ROMANIA		19,445

Russia — 0.0%
Communication Services — 0.0%
Mobile TeleSystems PJSC ADR *(A),(B)	3,839	–

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.0%
X5 Retail Group GDR *(A),(B)	915	$–

Consumer Staples — 0.0%
Magnit PJSC GDR *(A),(B)	2,616	–

Energy — 0.0%
Gazprom PJSC (A),(B)	89,700	–
LUKOIL PJSC (A),(B)	3,729	–
Novatek PJSC GDR (A),(B)	756	–
Rosneft Oil PJSC (A),(B)	10,270	–
Tatneft PJSC (A),(B)	16,537	–
		–
Financials — 0.0%
Sberbank of Russia PJSC (A),(B)	99,330	–

Materials — 0.0%
Alrosa PJSC *(A),(B)	18,910	–
MMC Norilsk Nickel PJSC (A),(B)	670	–
Novolipetsk Steel PJSC *(A),(B)	8,860	–
Severstal PAO *(A),(B)	1,512	–
		–
TOTAL RUSSIA		–

South Africa — 6.2%
Communication Services — 0.6%
MTN Group	9,496	71,045
MultiChoice Group	1,926	13,271
Vodacom Group	2,881	20,776
		105,092
Consumer Discretionary — 1.8%
Absa Group	4,068	46,358
Mr Price Group	1,100	10,275
Naspers, Cl N	1,302	216,121
Woolworths Holdings	4,456	17,397
		290,151
Consumer Staples — 0.6%
Bid	1,901	36,852
Clicks Group	1,142	18,127
Shoprite Holdings	3,625	48,149
		103,128
Energy — 0.1%
Exxaro Resources	1,177	15,032

Financials — 2.1%
Capitec Bank	592	64,665
Discovery	4,046	29,331

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
FirstRand	25,340	$92,514
Nedbank Group	2,564	32,039
Old Mutual	22,358	13,745
Remgro	2,403	18,788
Sanlam	8,241	23,597
Standard Bank Group	7,460	73,565
		348,244
Industrials — 0.4%
Bidvest Group	1,522	19,177
Sasol	3,152	49,912
		69,089
Materials — 0.5%
Anglo American Platinum	401	33,581
Gold Fields	4,536	46,959
		80,540
Real Estate — 0.1%
Growthpoint Properties †	25,521	21,809

TOTAL SOUTH AFRICA		1,033,085

South Korea — 18.0%
Communication Services — 1.2%
Kakao	1,453	61,016
NAVER	714	100,225
NCSoft	106	37,555
		198,796
Consumer Discretionary — 1.9%
Coway	248	10,963
Hyundai Mobis	391	61,997
Hyundai Motor	851	101,622
Kangwon Land *	552	10,128
Kia	1,696	79,536
LG Electronics	647	44,259
		308,505
Consumer Staples — 0.9%
Amorepacific	242	26,315
E-MART	256	19,840
KT&G	954	69,032
LG H&H	59	33,687
		148,874
Energy — 0.4%
HD Hyundai	207	9,347
SK Innovation *	362	44,117

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
S-Oil	214	$14,115
		67,579
Financials — 2.1%
DB Insurance	234	12,084
Hana Financial Group	2,034	67,639
Industrial Bank of Korea	1,183	9,187
KB Financial Group	2,427	93,088
Samsung Fire & Marine Insurance	312	49,348
Samsung Life Insurance	322	18,080
Shinhan Financial Group	2,595	72,237
Woori Financial Group	2,216	20,241
		341,904
Health Care — 1.1%
Celltrion	538	68,268
Celltrion Healthcare	954	43,770
Samsung Biologics *	103	66,875
		178,913
Industrials — 1.1%
Hyundai Engineering & Construction	369	10,184
Korea Shipbuilding & Offshore Engineering *	180	10,064
LG	740	45,705
Samsung C&T	661	59,331
Samsung Heavy Industries *	6,378	25,774
SK Holdings	268	40,057
		191,115
Information Technology — 7.4%
LG Display	1,005	9,895
Samsung Electro-Mechanics	456	47,061
Samsung Electronics	19,775	864,814
Samsung SDI	308	143,953
Samsung SDS *	160	15,563
SK Hynix	2,504	148,517
SK Square *	491	13,032
		1,242,835
Materials — 1.6%
Hyundai Steel	369	8,930
Korea Zinc	38	16,949
LG Chemical	275	130,486
Lotte Chemical	85	11,999
POSCO Holdings	465	101,678
		270,042

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.3%
Korea Electric Power *	2,878	$49,617

TOTAL SOUTH KOREA		2,998,180

Taiwan — 25.2%
Communication Services — 1.2%
Chunghwa Telecom	27,000	99,266
Far EasTone Telecommunications	19,000	40,738
Taiwan Mobile	19,000	58,542
		198,546
Consumer Staples — 0.7%
President Chain Store	7,000	61,948
Uni-President Enterprises	27,000	58,506
		120,454
Energy — 0.1%
Formosa Petrochemical	7,000	18,288

Financials — 6.0%
Cathay Financial Holding	40,000	52,057
Chailease Holding	13,152	92,856
Chang Hwa Commercial Bank	104,660	58,399
China Development Financial Holding	126,000	51,654
CTBC Financial Holding	81,000	58,242
E.Sun Financial Holding	84,910	66,440
First Financial Holding	86,220	74,338
Fubon Financial Holding	46,740	85,616
Hua Nan Financial Holdings	72,567	53,005
Mega Financial Holding	58,625	57,890
Shanghai Commercial & Savings Bank	45,000	64,494
Shin Kong Financial Holding	206,000	58,780
SinoPac Financial Holdings	47,560	25,919
Taishin Financial Holding	148,648	73,029
Taiwan Cooperative Financial Holding	74,634	63,135
Yuanta Financial Holding	83,138	58,698
		994,552
Industrials — 0.4%
Far Eastern New Century	60,000	62,273

Information Technology — 14.6%
ASE Technology Holding	23,000	70,267
Asustek Computer	7,000	61,151
AUO	55,600	27,135
Catcher Technology	7,000	38,489
Delta Electronics	14,000	130,501
Hon Hai Precision Industry	60,000	195,019
Innolux	35,580	12,792
Lite-On Technology	27,000	56,046

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MediaTek	7,000	$142,343
Novatek Microelectronics	7,000	71,855
Pegatron	22,000	45,452
Quanta Computer	21,000	49,399
Taiwan Semiconductor Manufacturing	101,000	1,473,817
United Microelectronics	54,000	71,507
		2,445,773
Materials — 2.2%
Asia Cement	27,000	36,017
China Steel	92,000	89,200
Formosa Chemicals & Fibre	21,000	48,169
Formosa Plastics	27,000	76,250
Nan Ya Plastics	34,000	78,541
Taiwan Cement	39,404	43,141
		371,318
TOTAL TAIWAN		4,211,204

Thailand — 2.5%
Communication Services — 0.2%
Advanced Info Service	6,800	38,285
		38,285
Consumer Staples — 0.4%
CP ALL	33,900	66,802
		66,802
Energy — 0.7%
PTT	70,700	67,873
PTT Exploration & Production	10,000	50,960
		118,833
Health Care — 0.2%
Bangkok Dusit Medical Services, Cl F	38,100	31,901
		31,901
Industrials — 0.4%
Airports of Thailand *	29,700	64,314
		64,314
Materials — 0.5%
Indorama Ventures	21,300	25,061
PTT Global Chemical	15,600	21,281
Siam Cement	3,600	35,548
		81,890

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.1%
Central Pattana	9,800	$20,089
		20,089
TOTAL THAILAND		422,114

Turkey — 0.6%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	4,742	34,679

Energy — 0.2%
Turkiye Petrol Rafinerileri *	1,358	38,442

Financials — 0.2%
Akbank	33,906	35,410

TOTAL TURKEY		108,531

United Arab Emirates — 1.5%
Communication Services — 0.5%
Emirates Telecommunications Group PJSC	14,832	92,320

Financials — 0.8%
Abu Dhabi Commercial Bank PJSC	14,305	35,055
First Abu Dhabi Bank PJSC	22,185	103,292
		138,347
Real Estate — 0.2%
Emaar Properties PJSC	16,618	26,516

TOTAL UNITED ARAB EMIRATES		257,183

United States — 0.1%
Consumer Staples — 0.1%
JBS	4,000	16,660
TOTAL UNITED STATES		16,660

TOTAL COMMON STOCK
(Cost $20,260,232)		16,045,229

PREFERRED STOCK — 3.7%
BRAZIL— 2.3%
Energy — 0.6%
Petroleo Brasileiro (C)	23,100	107,193

Financials — 1.4%
Banco Bradesco (C)	30,871	88,583
Itau Unibanco Holding (C)	22,000	104,171
Itausa (C)	27,882	44,941
		237,695
Materials — 0.2%
Gerdau (C)	4,700	26,145

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 0.1%
Cia Energetica de Minas Gerais (C)	5,925	$12,501

TOTAL BRAZIL		383,534

CHILE— 0.4%
Materials — 0.4%
Sociedad Quimica y Minera de Chile (C)	860	69,248

COLOMBIA— 0.1%
Financials — 0.1%
Bancolombia (C)	2,083	14,412

RUSSIA— 0.0%
Energy — –%
Surgutneftegas PJSC (A),(B)(C)	50,900	–

SOUTH KOREA— 0.9%
Information Technology — 0.9%
Samsung Electronics (C)	3,721	148,605

TOTAL PREFERRED STOCK
(Cost $727,815)		615,799

TOTAL INVESTMENTS — 99.8%
(Cost $20,988,047)		16,661,028
OTHER ASSETS LESS LIABILITIES – 0.2%		40,506
NET ASSETS – 100%		$16,701,534

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Due to the financial uncertainty surrounding Russia and its markets, and the inability to liquidate the positions due to market closures and restrictions, the Russian securities have been determined to be worthless.
(C)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

Ser — Series

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^		Total
Common Stock
Australia	$43,304	$–	$–		$43,304
Brazil	967,461	–	–		967,461
Chile	105,905	–	–		105,905
Colombia	9,177	–	–		9,177
Czech Republic	34,467	–	–		34,467
Egypt	20,642	–	–		20,642
Greece	16,864	–	–		16,864
Hungary	57,975	–	–		57,975
India	3,255,237	–	–		3,255,237
Indonesia	561,557	–	–		561,557
Malaysia	443,327	–	–		443,327
Mexico	718,130	–	–		718,130
Peru	76,035	–	–		76,035
Philippines
Financials	32,347	–	–		32,347
Industrials	80,849	–	–		80,849
Real Estate	60,454	38,356	–		98,810
Utilities	1,362	–	–		1,362
Poland	213,010	–	–		213,010
Qatar	242,368	–	–		242,368
Romania	19,445	–	–		19,445
Russia
Communication Services	–	–	–	‡‡	–
Consumer Discretionary	–	–	–	‡‡	–
Consumer Staples	–	–	–	‡‡	–
Energy	–	–	–	‡‡	–
Financials	–	–	–	‡‡	–
Materials	–	–	–	‡‡	–
South Africa	1,033,085	–	–		1,033,085
South Korea	2,998,180	–	–		2,998,180
Taiwan	4,211,204	–	–		4,211,204
Thailand	422,114	–	–		422,114
Turkey	108,531	–	–		108,531
United Arab Emirates	257,183	–	–		257,183
United States	16,660	–	–		16,660
Total Common Stock	16,006,873	38,356	–		16,045,229
Preferred Stock
Brazil	383,534	–	–		383,534
Chile	69,248	–	–		69,248
Colombia	14,412	–	–		14,412
Russia
Energy	–	–	–	‡‡	–
South Korea	148,605	–	–		148,605
Total Preferred Stock	615,799	–	–		615,799
Total Investments in Securities	$16,622,672	$38,356	$–		$16,661,028

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI Emerging Markets ex China Index ETF

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

#	Security or securities with a market value of $0.

Amounts designated as “ --” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0800

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
China — 98.7%
Communication Services — 18.1%
37 Interactive Entertainment Network Technology Group, Cl A	900	$2,354
Baidu, Cl A *	14,650	209,663
China Ruyi Holdings *	32,000	7,995
NetEase	13,200	193,646
Tencent Holdings	10,700	457,889
		871,547
Consumer Discretionary — 28.4%
Alibaba Group Holding *	36,936	408,168
Alibaba Health Information Technology *	12,000	10,224
BYD, Cl A	801	29,749
BYD, Cl H	6,000	148,060
Li Auto, Cl A *	7,500	73,799
Meituan, Cl B *	18,800	420,805
Ping An Healthcare and Technology *	3,400	9,279
Pop Mart International Group	3,600	9,142
Tongcheng Travel Holdings *	8,400	20,212
Vipshop Holdings ADR *	2,800	38,192
XPeng, Cl A *	5,700	28,007
Yadea Group Holdings	10,000	16,733
Yum China Holdings	2,808	153,457
		1,365,827
Consumer Staples — 4.1%
Angel Yeast, Cl A	300	1,961
Anjoy Foods Group, Cl A	200	4,679
By-health, Cl A	700	2,309
China Feihe	24,000	20,418
China Mengniu Dairy	22,000	99,783
Dali Foods Group	14,000	6,386
Henan Shuanghui Investment & Development, Cl A	1,400	5,247
Inner Mongolia Yili Industrial Group, Cl A	2,600	11,649
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	300	1,598
Uni-President China Holdings	9,000	9,006
Want Want China Holdings	32,000	21,402
Yihai International Holding	3,000	10,608
		195,046
Financials — 13.8%
China Construction Bank, Cl H	643,000	402,856
China Merchants Bank, Cl A	8,100	43,621
China Merchants Bank, Cl H	26,000	145,408
Far East Horizon	11,000	8,597
Huatai Securities, Cl A	3,000	5,524
Huatai Securities, Cl H	10,400	11,899
Orient Securities, Cl A	3,000	3,876
Postal Savings Bank of China, Cl A	10,600	7,078

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Postal Savings Bank of China, Cl H	54,000	$33,556
		662,415
Health Care — 10.6%
3SBio	10,000	10,634
China Medical System Holdings	9,000	14,160
China Resources Sanjiu Medical & Pharmaceutical, Cl A	400	2,706
CSPC Pharmaceutical Group	59,800	62,827
Genscript Biotech *	8,000	25,471
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	600	2,583
Guangzhou Kingmed Diagnostics Group, Cl A	200	2,261
Hansoh Pharmaceutical Group	8,000	15,211
Huadong Medicine, Cl A	700	4,735
Jafron Biomedical, Cl A	300	1,343
Joincare Pharmaceutical Group Industry, Cl A	800	1,305
Livzon Pharmaceutical Group, Cl A	200	939
Microport Scientific *	4,300	11,322
Ovctek China, Cl A	380	1,961
Pharmaron Beijing, Cl A	350	3,440
Pharmaron Beijing, Cl H	1,350	9,366
Shandong Weigao Group Medical Polymer, Cl H	16,800	27,595
Shanghai Fosun Pharmaceutical Group, Cl A	900	4,584
Shanghai Fosun Pharmaceutical Group, Cl H	3,500	11,211
Shanghai Pharmaceuticals Holding, Cl A	1,200	3,092
Shanghai Pharmaceuticals Holding, Cl H	5,200	8,648
Shenzhen Mindray Bio-Medical Electronics, Cl A	500	22,834
Sinopharm Group, Cl H	9,200	23,386
Topchoice Medical, Cl A *	200	4,422
WuXi AppTec, Cl A	1,120	13,112
WuXi AppTec, Cl H	2,400	25,353
Wuxi Biologics Cayman *	24,500	187,871
Yunnan Baiyao Group, Cl A	720	5,657
Zhejiang Jiuzhou Pharmaceutical, Cl A	300	1,840
		509,869
Industrials — 9.1%
Air China, Cl A *	2,700	4,137
Air China, Cl H *	14,000	12,466
Beijing Capital International Airport, Cl H *	14,000	10,242
Beijing Easpring Material Technology, Cl A	300	2,445
China Baoan Group, Cl A	1,100	1,922
China Communications Services, Cl H	16,000	5,842
China Conch Venture Holdings	11,000	23,903
China Eastern Airlines, Cl A *	4,600	3,677
China Everbright Environment Group	25,000	11,179
China Lesso Group Holdings	8,000	8,354
China Southern Airlines, Cl A *	4,600	5,053
China Southern Airlines, Cl H *	14,000	9,112
CITIC	39,000	41,174

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Contemporary Amperex Technology, Cl A	1,000	$56,862
COSCO SHIPPING Holdings, Cl A	5,200	7,734
COSCO SHIPPING Holdings, Cl H	21,500	21,927
Fosun International	17,000	13,853
Gotion High-tech, Cl A	700	2,917
Jiangsu Expressway, Cl H	8,000	7,308
Jiangsu Zhongtian Technology, Cl A	1,400	3,268
Keda Industrial Group, Cl A	800	1,643
Ming Yang Smart Energy Group, Cl A	900	3,286
SF Holding, Cl A	2,000	16,696
Shanghai Construction Group, Cl A	3,600	1,353
Shanghai Electric Group, Cl A *	5,100	2,904
Shanghai M&G Stationery, Cl A	400	3,179
Shenzhen Inovance Technology, Cl A	1,150	11,552
Shenzhen International Holdings	9,913	9,729
Sungrow Power Supply, Cl A	600	9,695
Titan Wind Energy Suzhou, Cl A	800	1,749
Weichai Power, Cl A	2,800	4,120
Weichai Power, Cl H	13,000	17,456
Xinjiang Goldwind Science & Technology, Cl A	1,400	2,226
Xinjiang Goldwind Science & Technology, Cl H	5,200	4,630
Zhejiang Chint Electrics, Cl A	900	3,603
Zhejiang Expressway, Cl H	10,000	7,700
Zhejiang Weixing New Building Materials, Cl A	700	2,159
Zoomlion Heavy Industry Science and Technology, Cl A	2,900	2,280
ZTO Express Cayman ADR	2,828	75,988
		435,323
Information Technology — 2.7%
AAC Technologies Holdings *	5,000	11,429
Kingdee International Software Group *	18,000	38,606
Lenovo Group	50,000	41,064
Unisplendour, Cl A	1,151	3,245
Xinyi Solar Holdings	34,000	37,638
		131,982
Materials — 2.1%
Baoshan Iron & Steel, Cl A	8,900	7,191
BBMG, Cl A	3,400	1,248
Chengtun Mining Group, Cl A	1,300	1,107
Chengxin Lithium Group, Cl A	300	1,626
China Jushi, Cl A	1,686	3,341
China Resources Cement Holdings	16,000	8,487
CMOC Group, Cl A	7,100	4,669
CMOC Group, Cl H	24,000	11,070
Ganfeng Lithium Group, Cl A	640	6,430
Ganfeng Lithium Group, Cl H	2,480	18,525
GEM, Cl A	2,000	2,148
Huaxin Cement, Cl A	600	1,285

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Jiangsu Eastern Shenghong, Cl A	1,700	$3,204
Shandong Nanshan Aluminum, Cl A	4,800	2,269
Shanghai Putailai New Energy Technology, Cl A	600	4,500
Sichuan Yahua Industrial Group, Cl A	400	1,344
Sinopec Shanghai Petrochemical, Cl A	3,000	1,348
Skshu Paint, Cl A	240	3,948
Youngy, Cl A *	100	1,415
Yunnan Energy New Material, Cl A	400	7,590
Yunnan Tin, Cl A	700	1,426
Zhejiang Huayou Cobalt, Cl A	680	5,467
Zhejiang Yongtai Technology, Cl A	300	947
		100,585
Real Estate — 6.3%
China Overseas Land & Investment	26,000	68,623
China Resources Land	20,000	91,609
China Resources Mixc Lifestyle Services	4,600	23,368
China Vanke, Cl A	3,800	9,996
China Vanke, Cl H	11,500	23,280
Country Garden Services Holdings	14,000	34,870
Greentown Service Group	10,000	6,637
Longfor Group Holdings	12,500	38,918
Shimao Group Holdings *(A)	12,500	3,221
		300,522
Utilities — 3.5%
Beijing Enterprises Water Group	28,000	7,175
CECEP Solar Energy, Cl A	1,600	1,695
CECEP Wind-Power, Cl A	2,600	1,432
China Gas Holdings	20,000	29,110
China Resources Gas Group	6,200	23,275
China Three Gorges Renewables Group, Cl A	11,500	9,391
ENN Energy Holdings	5,300	74,424
ENN Natural Gas, Cl A	1,100	2,560
Kunlun Energy	26,000	18,555
		167,617
TOTAL CHINA		4,740,733

Hong Kong — 1.0%
Consumer Staples — 0.1%
Vinda International Holdings	2,000	5,894

Health Care — 0.9%
Sino Biopharmaceutical	69,000	40,401

TOTAL HONG KONG		46,295

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Singapore — 0.2%
Industrials — 0.2%
BOC Aviation	1,500	$12,521
TOTAL SINGAPORE		12,521

TOTAL COMMON STOCK
(Cost $6,007,931)		4,799,549

TOTAL INVESTMENTS — 99.9%
(Cost $6,007,931)		4,799,549
OTHER ASSETS LESS LIABILITIES – 0.1%		4,676
NET ASSETS – 100%		$4,804,225

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$871,547	$–	$–	$871,547
Consumer Discretionary	1,365,827	–	–	1,365,827
Consumer Staples	195,046	–	–	195,046
Financials	662,415	–	–	662,415
Health Care	509,869	–	–	509,869
Industrials	435,323	–	–	435,323
Information Technology	131,982	–	–	131,982
Materials	100,585	–	–	100,585
Real Estate	297,301	–	3,221	300,522
Utilities	167,617	–	–	167,617
Hong Kong	46,295	–	–	46,295
Singapore	12,521	–	–	12,521
Total Common Stock	4,796,328	–	3,221	4,799,549
Total Investments in Securities	$4,796,328	$–	$3,221	$4,799,549

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the end of the period in relation to net assets.

Amounts designated as “ --” are $0 or have been rounded to $0.

Schedule of Investments (Unaudited) December 31, 2022

KraneShares MSCI China ESG Leaders ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-021-0400

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China 5G & Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.1% ‡
China — 100.1%
Industrials — 5.7%
Ginlong Technologies, Cl A *	14,300	$372,131
Suzhou Maxwell Technologies, Cl A	6,300	375,003
		747,134
Information Technology — 94.4%
Advanced Micro-Fabrication Equipment China, Cl A *	21,216	300,538
Avary Holding Shenzhen, Cl A	84,585	335,462
BOE Technology Group, Cl A	1,371,730	670,118
BYD Electronic International	80,000	257,273
Chaozhou Three-Circle Group, Cl A	64,664	287,018
China Resources Microelectronics, Cl A	45,811	348,606
China Zhenhua Group Science & Technology, Cl A	18,000	297,179
Foxconn Industrial Internet, Cl A	686,374	910,688
GigaDevice Semiconductor, Cl A	22,600	334,712
GoerTek, Cl A	125,622	305,574
Hangzhou Silan Microelectronics, Cl A	53,800	254,970
Hua Hong Semiconductor *	45,000	157,112
Luxshare Precision Industry, Cl A	238,605	1,094,938
Maxscend Microelectronics, Cl A	18,569	306,758
Montage Technology, Cl A	41,552	375,952
NAURA Technology Group, Cl A	18,118	589,980
SG Micro, Cl A	12,400	309,335
Shenzhen Transsion Holdings, Cl A	28,332	325,626
StarPower Semiconductor, Cl A	6,129	291,707
Sunny Optical Technology Group	36,100	429,456
TCL Zhonghuan Renewable Energy Technology, Cl A	123,100	670,046
Unigroup Guoxin Microelectronics, Cl A	28,900	550,610
Will Semiconductor Shanghai, Cl A	43,006	479,172
Wingtech Technology, Cl A	44,555	338,597
Xiaomi, Cl B *	656,800	920,620
Yealink Network Technology, Cl A	33,580	294,068
Zhejiang Jingsheng Mechanical & Electrical, Cl A	46,320	425,519
ZTE, Cl H	244,000	537,710
		12,399,344
TOTAL CHINA		13,146,478

TOTAL COMMON STOCK
(Cost $17,596,104)		13,146,478

TOTAL INVESTMENTS — 100.1%
(Cost $17,596,104)		13,146,478
OTHER ASSETS LESS LIABILITIES – (0.1)%		(9,862)
NET ASSETS – 100%		$13,136,616

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China 5G & Semiconductor Index ETF

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-022-0400

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.9% ‡
China — 99.9%
Consumer Discretionary — 38.4%
ANTA Sports Products	23,000	$301,463
Bosideng International Holdings	84,000	39,929
DR, Cl A	8,000	72,821
Ecovacs Robotics, Cl A	3,800	40,061
Gree Electric Appliances of Zhuhai, Cl A	64,800	302,700
Haidilao International Holding *	35,000	100,449
Haier Smart Home, Cl A	84,600	299,084
Li Ning	34,500	299,473
Midea Group, Cl A	71,365	534,295
Oppein Home Group, Cl A	3,400	59,721
Shenzhen Overseas Chinese Town, Cl A	81,800	63,015
Yum China Holdings	8,200	461,220
		2,574,231
Consumer Staples — 60.7%
China Mengniu Dairy	65,000	294,813
China Resources Beer Holdings	34,000	237,631
Chongqing Brewery, Cl A	4,136	76,146
Eastroc Beverage Group, Cl A	1,800	46,282
Foshan Haitian Flavouring & Food, Cl A	25,856	297,468
Henan Shuanghui Investment & Development, Cl A	22,935	85,954
Hengan International Group	14,500	77,005
Inner Mongolia Yili Industrial Group, Cl A	68,200	305,571
Jiangsu Yanghe Brewery JSC, Cl A	11,817	274,125
Kweichow Moutai, Cl A	2,700	673,942
Luzhou Laojiao, Cl A	12,500	405,197
Proya Cosmetics, Cl A	2,800	67,778
Shanghai Flyco Electrical Appliance, Cl A	9,717	94,560
Shanxi Xinghuacun Fen Wine Factory, Cl A	7,400	304,809
Tsingtao Brewery, Cl H	14,000	138,297
Want Want China Holdings	105,000	70,225
Wuliangye Yibin, Cl A	23,500	613,717
		4,063,520
Real Estate — 0.8%
Youngor Group, Cl A	55,900	51,142

TOTAL CHINA		6,688,893

Schedule of Investments (Unaudited) December 31, 2022

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — continued
Hong Kong — 0.0%
Consumer Discretionary — 0.0%
Super Hi International Holding *	2,200	$2,802
TOTAL HONG KONG		2,802

TOTAL COMMON STOCK
(Cost $6,866,307)		6,691,695

TOTAL INVESTMENTS — 99.9%
(Cost $6,866,307)		6,691,695
OTHER ASSETS LESS LIABILITIES – 0.1%		4,668
NET ASSETS – 100%		$6,696,363

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
JSC — Joint-Stock Company

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-023-0400

Schedule of Investments (Unaudited) December 31, 2022

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
China — 99.3%
Consumer Discretionary — 3.9%
Beijing Roborock Technology, Cl A	19,298	$691,015
Ninebot *	146,866	647,210
Tianneng Battery Group, Cl A	46,723	248,105
		1,586,330
Health Care — 12.7%
Bloomage Biotechnology, Cl A	33,033	645,874
CanSino Biologics, Cl A	23,643	498,978
Changchun BCHT Biotechnology, Cl A	42,520	424,718
iRay Technology, Cl A	12,478	825,777
Nanjing Vazyme Biotech, Cl A	12,360	94,931
Qingdao Haier Biomedical, Cl A	65,494	599,199
Shanghai Junshi Biosciences, Cl A *	131,073	1,185,915
Shanghai Medicilon, Cl A	14,937	461,770
Shanghai United Imaging Healthcare, Cl A *	16,977	434,261
		5,171,423
Industrials — 13.3%
GoodWe Technologies, Cl A	25,378	1,185,097
Hoymiles Power Electronics, Cl A	5,768	781,269
Ningbo Ronbay New Energy Technology, Cl A	92,876	922,874
Pylon Technologies, Cl A	31,896	1,455,151
Zhejiang HangKe Technology, Cl A	41,726	263,967
Zhuhai CosMX Battery, Cl A	38,515	103,763
Zhuzhou CRRC Times Electric, Cl A	89,492	705,836
		5,417,957
Information Technology — 59.8%
3peak, Cl A	20,536	817,457
ACM Research Shanghai, Cl A *	13,380	154,514
Advanced Micro-Fabrication Equipment China, Cl A *	148,095	2,097,862
Amlogic Shanghai, Cl A *	99,372	1,012,700
ASR Microelectronics, Cl A *	12,925	113,374
Beijing Kingsoft Office Software, Cl A	63,337	2,421,212
Cambricon Technologies, Cl A *	68,802	542,552
China Railway Signal & Communication, Cl A	887,912	614,711
China Resources Microelectronics, Cl A	181,282	1,379,492
Everdisplay Optronics Shanghai, Cl A *	1,430,547	554,119
GalaxyCore, Cl A *	102,948	260,984
Hygon Information Technology, Cl A *	71,818	416,448
Jinko Solar, Cl A	480,638	1,017,705
Montage Technology, Cl A	272,439	2,464,959
National Silicon Industry Group, Cl A *	375,126	954,779
Qi An Xin Technology Group, Cl A *	93,668	890,400
Shanghai Friendess Electronic Technology, Cl A	15,030	471,581
Shenzhen Transsion Holdings, Cl A	110,403	1,268,888
SICC, Cl A *	13,277	149,679

Schedule of Investments (Unaudited) December 31, 2022

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Suzhou Novosense Microelectronics, Cl A	10,409	$477,810
Trina Solar, Cl A	372,379	3,431,623
Verisilicon Microelectronics Shanghai, Cl A *	85,442	544,228
Xinjiang Daqo New Energy, Cl A	102,731	707,952
Zhejiang Supcon Technology, Cl A	119,396	1,567,419
		24,332,448
Materials — 9.6%
Cathay Biotech, Cl A	60,074	532,156
Hunan Changyuan Lico, Cl A	264,929	558,664
Jiangsu Cnano Technology, Cl A	63,782	711,121
Suzhou Nanomicro Technology, Cl A	55,366	414,274
Western Superconducting Technologies, Cl A	111,519	1,526,227
Zhongfu Shenying Carbon Fiber, Cl A *	24,719	154,234
		3,896,676
TOTAL CHINA		40,404,834

TOTAL COMMON STOCK
(Cost $51,970,682)		40,404,834

TOTAL INVESTMENTS — 99.3%
(Cost $51,970,682)		40,404,834
OTHER ASSETS LESS LIABILITIES – 0.7%		280,039
NET ASSETS – 100%		$40,684,873

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-024-0400

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 94.3% ‡
China — 94.3%
Communication Services — 31.8%
Baidu, Cl A *	20,350	$291,238
Bilibili, Cl Z *	7,320	175,193
China Literature *	17,200	66,773
Kingsoft	33,600	112,360
Kuaishou Technology, Cl B *	75,500	687,291
NetEase	21,605	316,949
Tencent Holdings	14,800	633,342
		2,283,146
Consumer Discretionary — 36.6%
Alibaba Group Holding *	28,200	311,629
Alibaba Health Information Technology *	188,000	160,180
Haier Smart Home, Cl H	91,626	312,270
JD Health International *	33,700	308,073
JD.com, Cl A *	20,160	568,758
Li Auto, Cl A *	17,100	168,262
Meituan, Cl B *	26,800	599,871
NIO, Cl A *	1,310	13,176
Ping An Healthcare and Technology *	17,700	48,304
Trip.com Group *	3,100	108,669
XPeng, Cl A *	7,300	35,869
		2,635,061
Financials — 1.1%
ZhongAn Online P&C Insurance, Cl H *	29,100	80,161

Information Technology — 24.8%
AAC Technologies Holdings *	27,000	61,715
BYD Electronic International	29,000	93,261
GDS Holdings, Cl A *	11,900	31,256
Hua Hong Semiconductor *	25,000	87,284
Kingdee International Software Group *	99,000	212,335
Lenovo Group	274,000	225,029
Ming Yuan Cloud Group Holdings	36,000	32,379
SenseTime Group, Cl B *	535,000	152,173
Sunny Optical Technology Group	25,540	303,831
Xiaomi, Cl B *	419,000	587,302
		1,786,565
TOTAL CHINA		6,784,933

TOTAL COMMON STOCK
(Cost $6,173,674)		6,784,933

TOTAL INVESTMENTS — 94.3%
(Cost $6,173,674)		6,784,933
OTHER ASSETS LESS LIABILITIES – 5.7%		409,051
NET ASSETS – 100%		$7,193,984

Schedule of Investments (Unaudited) December 31, 2022

KraneShares Hang Seng TECH Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-028-0400

Schedule of Investments (Unaudited) December 31, 2022

KraneShares China Innovation ETF

	Shares	Value
EXCHANGE - TRADED FUNDS — 99.9%
KraneShares CICC China 5G and Semiconductor Index ETF ‡	14,816	$227,208
KraneShares CSI China Internet ETF *‡	15,155	457,681
KraneShares MSCI All China Health Care Index ETF ‡	17,947	383,886
KraneShares MSCI China Clean Technology Index ETF‡	11,210	304,800
KraneShares SSE STAR Market 50 Index ETF *‡	10,161	152,009
TOTAL EXCHANGE - TRADED FUNDS
(Cost $2,325,788)		1,525,584

TOTAL INVESTMENTS — 99.9%
(Cost $2,325,788)		1,525,584
OTHER ASSETS LESS LIABILITIES – 0.1%		1,179
NET ASSETS – 100%		$1,526,763

*	Non-income producing security.
†	Affiliated Investment.

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Transactions with affiliated companies during the period ended December 31, 2022 are as follows:

Value as of 3/31/2022	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2022	Balance of Shares Held as of 12/31/2022	Dividend Income	Capital Gain Distributions
KraneShares CICC China 5G and Semiconductor Index ETF
433,558	$16,145	$(155,764)	$(57,551)	$(9,180)	$227,208	14,816	$816	$–
KraneShares CSI China Internet ETF
759,535	9,011	(383,427)	111,213	(38,651)	457,681	15,155	–	–
KraneShares MSCI All China Health Care Index ETF
696,488	9,033	(280,489)	19,196	(60,342)	383,886	17,947	217	–
KraneShares MSCI China Clean Technology Index ETF
603,644	40,705	(282,188)	(86,414)	29,053	304,800	11,210	1,029	4,378
KraneShares SSE STAR Market 50 Index ETF
296,468	9,020	(111,234)	(34,076)	(8,169)	152,009	10,161	–	–
$2,789,693	$83,914	$(1,213,102)	$(47,632)	$(87,289)	$1,525,584	69,289	$2,062	4,378

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-032-0300

Schedule of Investments (Unaudited) December 31, 2022

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — 99.3% ‡
Australia — 14.7%
Communication Services — 1.0%
carsales.com	1,849	$26,031

Consumer Discretionary — 3.4%
Collins Foods	3,424	16,695
JB Hi-Fi	2,469	70,239
		86,934
Financials — 1.4%
Steadfast Group	9,988	37,050

Health Care — 0.9%
Sonic Healthcare	1,106	22,479

Industrials — 1.2%
Washington H Soul Pattinson	1,596	29,937

Materials — 2.9%
Brickworks	2,306	34,670
Northern Star Resources	5,274	39,020
		73,690
Real Estate — 0.7%
Charter Hall Group †	2,292	18,621

Utilities — 3.2%
APA Group	11,344	82,776

TOTAL AUSTRALIA		377,518

China — 25.4%
Consumer Discretionary — 0.5%
Shenzhou International Group Holdings	1,200	13,499

Financials — 7.3%
New China Life Insurance, Cl H	49,000	119,911
Ping An Insurance Group of China, Cl H	10,000	66,176
		186,087
Health Care — 6.5%
China Medical System Holdings	37,000	58,214
CSPC Pharmaceutical Group	22,000	23,114
Sinopharm Group, Cl H	34,000	86,427
		167,755
Real Estate — 4.7%
China Resources Land	16,000	73,287
Longfor Group Holdings	15,500	48,258
		121,545

Schedule of Investments (Unaudited) December 31, 2022

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 6.4%
China Gas Holdings	30,000	$43,665
China Resources Gas Group	6,600	24,777
China Water Affairs Group	36,000	29,750
Guangdong Investment	64,000	65,517
		163,709
TOTAL CHINA		652,595

Hong Kong — 17.3%
Financials — 1.1%
AIA Group	2,600	28,915

Real Estate — 10.8%
Henderson Land Development	20,000	69,827
Link REIT †	8,100	59,466
New World Development	27,000	76,106
Swire Properties	28,800	73,209
		278,608
Utilities — 5.4%
CK Infrastructure Holdings	12,500	65,423
CLP Holdings	6,000	43,780
Hong Kong & China Gas	30,000	28,521
		137,724
TOTAL HONG KONG		445,247

India — 0.7%
Information Technology — 0.7%
Infosys ADR	1,012	18,226
TOTAL INDIA		18,226

Indonesia — 1.0%
Financials — 1.0%
Bank Central Asia	44,600	24,495
TOTAL INDONESIA		24,495

Japan — 32.7%
Communication Services — 2.1%
Hakuhodo DY Holdings	600	6,048
KDDI	800	24,143
Nippon Telegraph & Telephone	800	22,810
		53,001

Schedule of Investments (Unaudited) December 31, 2022

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 4.2%
Hikari Tsushin	200	$28,224
Open House Group	200	7,306
Rinnai	100	7,450
Sekisui Chemical	900	12,585
Sekisui House	1,200	21,222
Seria	500	10,872
TS Tech	1,800	20,668
		108,327
Consumer Staples — 3.2%
Asahi Group Holdings	400	12,487
Kao	300	11,948
Nisshin Seifun Group	1,100	13,781
Seven & i Holdings	300	12,869
Sundrug	600	17,803
Takara Holdings	1,600	12,672
		81,560
Financials — 4.0%
Chiba Bank	3,600	26,247
SBI Holdings	1,100	20,984
Tokio Marine Holdings	1,300	27,858
Tokyo Century	400	13,582
Zenkoku Hosho	400	15,309
		103,980
Health Care — 2.5%
Alfresa Holdings	1,600	20,324
Astellas Pharma	1,100	16,728
Mani	600	9,231
Medipal Holdings	700	9,236
Shionogi	200	9,983
		65,502
Industrials — 4.7%
COMSYS Holdings	1,100	19,300
EXEO Group	1,200	20,445
Hazama Ando	4,100	26,133
Kurita Water Industries	200	8,276
Nichias	800	14,321
Sanwa Holdings	1,700	15,732
SHO-BOND Holdings	400	17,037
		121,244
Information Technology — 2.6%
Itochu Techno-Solutions	400	9,307
Murata Manufacturing	200	9,986
NEC Networks & System Integration	900	11,268
Oracle Japan *	200	12,915

Schedule of Investments (Unaudited) December 31, 2022

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Otsuka	400	$12,596
SCSK	800	12,132
		68,204
Materials — 2.9%
Aica Kogyo	800	18,978
Denka	700	16,048
Nippon Sanso Holdings	400	5,808
Nissan Chemical	200	8,761
Nitto Denko	200	11,596
Shin-Etsu Chemical	100	12,297
		73,488
Real Estate — 6.5%
Daiwa Office Investment †	4	19,402
Heiwa Real Estate REIT †	20	22,994
Hulic	2,400	18,917
Japan Metropolitan Fund Invest †	36	28,567
Japan Real Estate Investment †	4	17,492
Mori Hills REIT Investment †	20	23,858
Nomura Real Estate Holdings	900	19,304
Tokyo Tatemono	1,300	15,754
		166,288
TOTAL JAPAN		841,594

New Zealand — 0.6%
Health Care — 0.6%
Fisher & Paykel Healthcare	1,114	15,923
TOTAL NEW ZEALAND		15,923

Philippines — 1.0%
Industrials — 1.0%
International Container Terminal Services	7,290	26,163
TOTAL PHILIPPINES		26,163

Taiwan — 3.3%
Financials — 1.1%
Chailease Holding	4,000	28,241

Information Technology — 2.2%
Advantech	2,000	21,539
Sinbon Electronics	4,000	35,789
		57,328
TOTAL TAIWAN		85,569

Schedule of Investments (Unaudited) December 31, 2022

KraneShares S&P Pan Asia Dividend Aristocrats ETF

	Shares	Value
COMMON STOCK — continued
Thailand — 0.9%
Financials — 0.9%
Krungthai Card	13,000	$22,145
TOTAL THAILAND		22,145

United States — 1.7%
Information Technology — 1.7%
Computershare	2,497	44,365
TOTAL UNITED STATES		44,365

TOTAL COMMON STOCK
(Cost $2,437,336)		2,553,840

TOTAL INVESTMENTS — 99.3%
(Cost $2,437,336)		2,553,840
OTHER ASSETS LESS LIABILITIES – 0.7%		18,787
NET ASSETS – 100%		$2,572,627

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

ETF — Exchange-Traded Fund

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-035-0100